TABLE OF CONTENTS

PACIFIC SELECT FUND

Letter to Shareholders	A-1

Performance Discussion	A-3

Schedules of Investments	B-1

Financial Statements:

Statements of Assets and Liabilities	C-1

Statements of Operations	C-9

Statements of Changes in Net Assets	C-17

Statements of Cash Flows	C-25

Financial Highlights	C-26

Notes to Financial Statements	D-1

Report of Independent Registered Public Accounting Firm	E-1

Disclosure of Fund Expenses	F-1

Trustees and Officers Information	F-5

Approval of Investment Advisory and Sub-Advisory Agreements	F-8

Special Meetings of Shareholders	F-25

Where to Go for More Information	F-26

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

Schedule of Investments	G-1

Financial Statements:

Statements of Assets and Liabilities	H-1

Statements of Operations	H-6

Statements of Changes in Net Assets	H-11

Financial Highlights	H-26

Notes to Financial Statements	I-1

Report of Independent Registered Public Accounting Firm	J-1

The 2015 Annual Reports for all underlying investment options other than Pacific Select Fund may be mailed separately to Pacific Life Insurance Company variable annuity contract owners with allocations to those options and should be read in conjunction with the Separate Account Annual Report included herein.

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value
	Pacific Select Fund
Diversified Bond	Diversified Bond Class I *	261,043	$2,090,329	$2,301,389
Floating Rate Income	Floating Rate Income Class I *	104,455	1,067,833	1,081,947
Floating Rate Loan	Floating Rate Loan Class I *	284,580	1,658,146	1,737,922
High Yield Bond	High Yield Bond Class I *	2,813,014	14,103,589	18,208,637
Inflation Managed	Inflation Managed Class I *	1,789,064	18,077,917	17,319,519
Inflation Strategy	Inflation Strategy Class I *	22,144	223,213	214,848
Managed Bond	Managed Bond Class I *	4,206,514	43,531,968	49,895,437
Short Duration Bond	Short Duration Bond Class I *	391,844	3,501,606	3,742,857
Emerging Markets Debt	Emerging Markets Debt Class I *	15,381	150,771	143,119
Comstock	Comstock Class I *	371,564	2,124,641	4,246,803
Dividend Growth	Dividend Growth Class I *	528,976	4,099,613	7,988,124
Equity Index	Equity Index Class I *	1,233,564	21,482,394	57,219,222
Focused Growth	Focused Growth Class I *	311,200	2,796,694	6,283,018
Growth	Growth Class I *	3,034,840	39,855,744	63,732,973
Large-Cap Growth	Large-Cap Growth Class I *	650,025	3,011,048	5,312,272
Large-Cap Value	Large-Cap Value Class I *	756,593	6,243,502	13,014,285
Long/Short Large-Cap	Long/Short Large-Cap Class I *	153,037	1,007,932	1,640,118
Main Street® Core	Main Street Core Class I *	2,321,476	36,634,100	68,612,110
Mid-Cap Equity	Mid-Cap Equity Class I *	899,218	8,240,081	12,895,682
Mid-Cap Growth	Mid-Cap Growth Class I *	647,833	2,836,597	6,308,809
Mid-Cap Value	Mid-Cap Value Class I *	99,604	954,636	1,382,073
Small-Cap Equity	Small-Cap Equity Class I *	84,010	793,464	1,243,564
Small-Cap Growth	Small-Cap Growth Class I *	561,453	3,733,590	6,710,484
Small-Cap Index	Small-Cap Index Class I *	595,739	4,639,074	10,150,122
Small-Cap Value	Small-Cap Value Class I *	334,124	2,931,233	5,081,059
Value Advantage	Value Advantage Class I *	7,382	86,556	93,802
Emerging Markets	Emerging Markets Class I *	849,953	4,756,181	11,044,940
International Large-Cap	International Large-Cap Class I *	1,223,829	5,977,954	9,221,351
International Small-Cap	International Small-Cap Class I *	119,188	610,973	1,005,520
International Value	International Value Class I *	2,520,696	23,432,690	25,921,838
Health Sciences	Health Sciences Class I *	379,628	2,852,319	11,637,368
Real Estate	Real Estate Class I *	390,291	3,672,996	8,590,090
Technology	Technology Class I *	332,891	1,073,512	1,825,165
Absolute Return	Absolute Return Class I *	1,089	10,613	10,487
Currency Strategies	Currency Strategies Class I *	3,746	38,388	40,332
Equity Long/Short	Equity Long/Short Class I *	20,878	227,968	241,490
Global Absolute Return	Global Absolute Return Class I *	10,113	102,918	108,620
Pacific Dynamix - Conservative Growth	Pacific Dynamix - Conservative Growth Class I *	122,480	1,524,495	1,631,222
Pacific Dynamix - Moderate Growth	Pacific Dynamix - Moderate Growth Class I *	260,603	3,307,403	4,134,566
Pacific Dynamix - Growth	Pacific Dynamix - Growth Class I *	214,557	2,723,652	3,621,774
Portfolio Optimization Conservative	Portfolio Optimization Conservative Class I *	3,020,311	29,700,268	34,058,767
Portfolio Optimization Moderate-Conservative	Portfolio Optimization Moderate-Conservative Class I *	4,035,959	39,280,940	47,398,345
Portfolio Optimization Moderate	Portfolio Optimization Moderate Class I *	12,612,402	120,851,710	153,161,890
Portfolio Optimization Growth	Portfolio Optimization Growth Class I *	8,264,223	78,352,068	103,602,706
Portfolio Optimization Aggressive-Growth	Portfolio Optimization Aggressive-Growth Class I *	3,524,752	32,939,666	44,524,936

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Balanced-Risk Allocation Series II	Invesco V.I. Balanced-Risk Allocation Series II	131,823	1,410,847	1,328,774
Invesco V.I. Equity and Income Series II	Invesco V.I. Equity and Income Series II	12,709	226,314	205,383
Invesco V.I. Global Real Estate Series II	Invesco V.I. Global Real Estate Series II	1,608	25,700	25,584

	American Century Variable Portfolios, Inc.
American Century VP Mid Cap Value Class II	American Century VP Mid Cap Value Class II	44,583	790,139	820,322

	American Funds Insurance Series®
American Funds IS Asset Allocation FundSM Class 4	American Funds IS Asset Allocation Fund Class 4	550,246	11,565,154	11,225,010
American Funds IS Capital Income Builder® Class 4	American Funds IS Capital Income Builder Class 4	6,365	62,444	59,702
American Funds IS Global Growth FundSM Class 4	American Funds IS Global Growth Fund Class 4	55,058	1,491,867	1,440,312
American Funds IS Global Small Capitalization FundSM Class 4	American Funds IS Global Small Capitalization Fund Class 4 *	278	6,935	6,704
American Funds IS Growth FundSM Class 4	American Funds IS Growth Fund Class 4	104,303	7,106,234	7,015,402

See Notes to Financial Statements	G-1	See explanation of symbol on page G-2

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value
American Funds IS Growth-Income FundSM Class 4	American Funds IS Growth-Income Fund Class 4	173,477	$8,012,819	$7,775,241
American Funds IS International FundSM Class 4	American Funds IS International Fund Class 4	6,989	134,293	125,310
American Funds IS International Growth and Income FundSM Class 4	American Funds IS International Growth and Income Fund Class 4	28,439	473,511	416,058
American Funds IS Managed Risk Asset Allocation FundSM Class P2	American Funds IS Managed Risk Asset Allocation Fund Class P2	10	123	115
American Funds IS New World Fund® Class 4	American Funds IS New World Fund Class 4	13,647	285,527	255,060
American Funds IS U.S. Government/AAA-Rated Securities FundSM Class 4	American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4	81,305	1,005,418	993,541

	BlackRock® Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Class III	BlackRock Global Allocation V.I. Class III	1,167,354	13,734,280	15,222,292
BlackRock iShares® Alternative Strategies V.I. Class I	BlackRock iShares Alternative Strategies V.I. Class I	7,314	75,209	71,677
BlackRock iShares Dynamic Allocation V.I. Class I	BlackRock iShares Dynamic Allocation V.I. Class I	443	4,479	4,187
BlackRock iShares Dynamic Fixed Income V.I. Class I	BlackRock iShares Dynamic Fixed Income V.I. Class I	8,292	82,968	80,761

	Fidelity® Variable Insurance Products Funds
Fidelity VIP Contrafund® Service Class 2	Fidelity VIP Contrafund Service Class 2	73,901	2,380,535	2,457,938
Fidelity VIP FundsManager® 60% Service Class 2	Fidelity VIP FundsManager 60% Service Class 2	23,484	267,677	259,266
Fidelity VIP Government Money Market Service Class	Fidelity VIP Government Money Market Service Class	11,859,668	11,859,668	11,859,668
Fidelity VIP Strategic Income Service Class 2	Fidelity VIP Strategic Income Service Class 2	30,203	338,739	317,734

	First Trust Variable Insurance Trust
First Trust/Dow Jones Dividend & Income Allocation Class I	First Trust/Dow Jones Dividend & Income Allocation Class I	15,395	179,388	183,820

	Franklin Templeton Variable Insurance Products Trust
Franklin Founding Funds Allocation VIP Class 4	Franklin Founding Funds Allocation VIP Class 4	259,950	1,509,596	1,785,856
Franklin Mutual Global Discovery VIP Class 2	Franklin Mutual Global Discovery VIP Class 2	51,104	1,091,329	989,884
Franklin Rising Dividends VIP Class 2	Franklin Rising Dividends VIP Class 2	31,449	773,348	777,426
Templeton Global Bond VIP Class 2	Templeton Global Bond VIP Class 2	47,592	847,198	751,950

	GE Investments Funds, Inc.
GE Investments Total Return Class 3	GE Investments Total Return Class 3	45,933	696,923	808,875

	Ivy Funds Variable Insurance Portfolios
Ivy Funds VIP Asset Strategy	Ivy Funds VIP Asset Strategy	2,272	22,810	18,868
Ivy Funds VIP Energy	Ivy Funds VIP Energy	17,132	98,514	86,349

	Janus Aspen Series
Janus Aspen Series Balanced Service Shares	Janus Aspen Series Balanced Service Shares	90,045	2,780,197	2,846,311
Janus Aspen Series Flexible Bond Service Shares	Janus Aspen Series Flexible Bond Service Shares	10,726	137,109	135,787

	JPMorgan Insurance Trust
JPMorgan Insurance Trust Global Allocation Class 2	JPMorgan Insurance Trust Global Allocation Class 2	1,218	18,494	17,599
JPMorgan Insurance Trust Income Builder Class 2	JPMorgan Insurance Trust Income Builder Class 2	4,391	44,350	42,282

	Lord Abbett Series Fund, Inc.
Lord Abbett Bond Debenture Class VC	Lord Abbett Bond Debenture Class VC	52,564	628,287	585,564
Lord Abbett International Core Equity Class VC	Lord Abbett International Core Equity Class VC	12,250	207,791	188,902
Lord Abbett Total Return Class VC	Lord Abbett Total Return Class VC	8,462	142,528	137,509

	MFS® Variable Insurance Trust
MFS Total Return Series - Service Class	MFS Total Return Series - Service Class	21,627	443,207	481,417
MFS Utilities Series - Service Class	MFS Utilities Series - Service Class	11,120	340,061	279,673

	PIMCO Variable Insurance Trust
PIMCO All Asset All Authority - Advisor Class	PIMCO All Asset All Authority - Advisor Class	9,359	83,881	71,499
PIMCO CommodityRealReturn® Strategy - Advisor Class	PIMCO CommodityRealReturn Strategy - Advisor Class	1,745	15,802	12,198

	Van Eck VIP Trust
Van Eck VIP Global Hard Assets Class S	Van Eck VIP Global Hard Assets Class S	2,656	56,607	43,433

*	The variable accounts did not receive any dividends or capital gains distributions from the underlying portfolios/funds during the reporting period (See Note 3 in Notes to Financial Statements).

See Notes to Financial Statements	G-2

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2015

	Variable Accounts
	Diversified Bond	Floating Rate Income	Floating Rate Loan	High Yield Bond	Inflation Managed	Inflation Strategy
ASSETS
Investments in mutual funds, at value	$2,301,389	$1,081,947	$1,737,922	$18,208,637	$17,319,519	$214,848
Receivables:
Due from Pacific Life Insurance Company	-	-	-	3,144	-	18
Investments sold	94	37	70	-	14,266	7
Total Assets	2,301,483	1,081,984	1,737,992	18,211,781	17,333,785	214,873
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	36	103	39	-	14,178	-
Investments purchased	-	-	-	2,935	-	-
Total Liabilities	36	103	39	2,935	14,178	-
NET ASSETS	$2,301,447	$1,081,881	$1,737,953	$18,208,846	$17,319,607	$214,873
Units Outstanding	173,367	108,035	181,038	443,664	489,114	22,274
Accumulation Unit Value	$13.27	$10.01	$9.60	$41.04	$35.41	$9.65
Cost of Investments	$2,090,329	$1,067,833	$1,658,146	$14,103,589	$18,077,917	$223,213
	Managed Bond	Short Duration Bond	Emerging Markets Debt	Comstock	Dividend Growth	Equity Index
ASSETS
Investments in mutual funds, at value	$49,895,437	$3,742,857	$143,119	$4,246,803	$7,988,124	$57,219,222
Receivables:
Investments sold	19,411	254	2,981	1,823	13,334	22,764
Total Assets	49,914,848	3,743,111	146,100	4,248,626	8,001,458	57,241,986
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	19,331	230	2,992	1,761	13,277	22,509
Total Liabilities	19,331	230	2,992	1,761	13,277	22,509
NET ASSETS	$49,895,517	$3,742,881	$143,108	$4,246,865	$7,988,181	$57,219,477
Units Outstanding	1,220,031	344,679	15,751	272,703	433,597	913,949
Accumulation Unit Value	$40.90	$10.86	$9.09	$15.57	$18.42	$62.61
Cost of Investments	$43,531,968	$3,501,606	$150,771	$2,124,641	$4,099,613	$21,482,394
	Focused Growth	Growth	Large-Cap Growth	Large-Cap Value	Long/Short Large-Cap	Main Street Core
ASSETS
Investments in mutual funds, at value	$6,283,018	$63,732,973	$5,312,272	$13,014,285	$1,640,118	$68,612,110
Receivables:
Due from Pacific Life Insurance Company	-	-	-	-	75	-
Investments sold	3,375	27,595	270	545	1	19,923
Total Assets	6,286,393	63,760,568	5,312,542	13,014,830	1,640,194	68,632,033
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	3,394	27,378	329	432	-	19,691
Total Liabilities	3,394	27,378	329	432	-	19,691
NET ASSETS	$6,282,999	$63,733,190	$5,312,213	$13,014,398	$1,640,194	$68,612,342
Units Outstanding	310,476	1,060,806	446,594	592,567	109,493	1,266,188
Accumulation Unit Value	$20.24	$60.08	$11.89	$21.96	$14.98	$54.19
Cost of Investments	$2,796,694	$39,855,744	$3,011,048	$6,243,502	$1,007,932	$36,634,100

See Notes to Financial Statements	H-1

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

	Variable Accounts
	Mid-Cap Equity	Mid-Cap Growth	Mid-Cap Value	Small-Cap Equity	Small-Cap Growth	Small-Cap Index
ASSETS
Investments in mutual funds, at value	$12,895,682	$6,308,809	$1,382,073	$1,243,564	$6,710,484	$10,150,122
Receivables:
Due from Pacific Life Insurance Company	-	777	-	-	6,791	-
Investments sold	2,363	-	75	308	-	880
Total Assets	12,898,045	6,309,586	1,382,148	1,243,872	6,717,275	10,151,002
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	2,361	-	45	298	-	861
Investments purchased	-	732	-	-	6,695	-
Total Liabilities	2,361	732	45	298	6,695	861
NET ASSETS	$12,895,684	$6,308,854	$1,382,103	$1,243,574	$6,710,580	$10,150,141
Units Outstanding	410,735	477,763	61,047	59,581	417,909	408,472
Accumulation Unit Value	$31.40	$13.20	$22.64	$20.87	$16.06	$24.85
Cost of Investments	$8,240,081	$2,836,597	$954,636	$793,464	$3,733,590	$4,639,074
	Small-Cap Value	Value Advantage	Emerging Markets	International Large-Cap	International Small-Cap	International Value
ASSETS
Investments in mutual funds, at value	$5,081,059	$93,802	$11,044,940	$9,221,351	$1,005,520	$25,921,838
Receivables:
Due from Pacific Life Insurance Company	-	1,039	3,493	-	-	21,592
Investments sold	398	-	-	251	51	-
Total Assets	5,081,457	94,841	11,048,433	9,221,602	1,005,571	25,943,430
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	337	-	-	203	39	-
Investments purchased	-	1,013	3,420	-	-	21,508
Total Liabilities	337	1,013	3,420	203	39	21,508
NET ASSETS	$5,081,120	$93,828	$11,045,013	$9,221,399	$1,005,532	$25,921,922
Units Outstanding	154,257	7,634	402,322	748,962	89,462	1,594,106
Accumulation Unit Value	$32.94	$12.29	$27.45	$12.31	$11.24	$16.26
Cost of Investments	$2,931,233	$86,556	$4,756,181	$5,977,954	$610,973	$23,432,690
	Health Sciences	Real Estate	Technology	Absolute Return	Currency Strategies	Equity Long/Short
ASSETS
Investments in mutual funds, at value	$11,637,368	$8,590,090	$1,825,165	$10,487	$40,332	$241,490
Receivables:
Investments sold	3,076	2,099	11	-	1	8
Total Assets	11,640,444	8,592,189	1,825,176	10,487	40,333	241,498
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	2,957	2,106	16	-	3	16
Total Liabilities	2,957	2,106	16	-	3	16
NET ASSETS	$11,637,487	$8,590,083	$1,825,160	$10,487	$40,330	$241,482
Units Outstanding	293,358	168,142	240,896	1,096	3,901	20,983
Accumulation Unit Value	$39.67	$51.09	$7.58	$9.57	$10.34	$11.51
Cost of Investments	$2,852,319	$3,672,996	$1,073,512	$10,613	$38,388	$227,968

See Notes to Financial Statements	H-2

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

	Variable Accounts
		Pacific	Pacific				Portfolio
	Global	Dynamix -	Dynamix -	Pacific	Portfolio		Optimization
	Absolute	Conservative	Moderate	Dynamix -	Optimization		Moderate-
	Return	Growth	Growth	Growth	Conservative		Conservative
ASSETS
Investments in mutual funds, at value	$108,620	$1,631,222	$4,134,566	$3,621,774	$34,058,767		$47,398,345
Receivables:
Due from Pacific Life Insurance Company	3	-	276	-	-		-
Investments sold	5	56	-	138	3,604		80,060
Total Assets	108,628	1,631,278	4,134,842	3,621,912	34,062,371		47,478,405
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	138	-	140	3,437		79,836
Investments purchased	-	-	292	-	-		-
Total Liabilities	-	138	292	140	3,437		79,836
NET ASSETS	$108,628	$1,631,140	$4,134,550	$3,621,772	$34,058,934		$47,398,569
Units Outstanding	10,533	109,467	251,132	200,191	3,094,955		4,150,501
Accumulation Unit Value	$10.31	$14.90	$16.46	$18.09	$11.00		$11.42
Cost of Investments	$102,918	$1,524,495	$3,307,403	$2,723,652	$29,700,268		$39,280,940
	Portfolio Optimization Moderate	Portfolio Optimization Growth	Portfolio Optimization Aggressive-Growth	Invesco V.I. Balanced-Risk Allocation Series II	Invesco V.I. Equity and Income Series II		Invesco V.I. Global Real Estate Series II
ASSETS
Investments in mutual funds, at value	$153,161,890	$103,602,706	$44,524,936	$1,328,774	$205,383		$25,584
Receivables:
Due from Pacific Life Insurance Company	-	221,085	-	-	-		-
Investments sold	19,066	-	2,279	46	20		1
Total Assets	153,180,956	103,823,791	44,527,215	1,328,820	205,403		25,585
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	18,482	-	2,175	27	30		2
Investments purchased	-	220,755	-	-	-		-
Total Liabilities	18,482	220,755	2,175	27	30		2
NET ASSETS	$153,162,474	$103,603,036	$44,525,040	$1,328,793	$205,373		$25,583
Units Outstanding	13,013,632	8,565,609	3,667,578	82,706	20,251		2,730
Accumulation Unit Value	$11.77	$12.10	$12.14	$16.07	$10.14		$9.37
Cost of Investments	$120,851,710	$78,352,068	$32,939,666	$1,410,847	$226,314		$25,700
	American Century VP Mid Cap Value Class II	American Funds IS Asset Allocation Fund Class 4	American Funds IS Capital Income Builder Class 4	American Funds IS Global Growth Fund Class 4	American Funds IS Global Growth and Income Fund Class 4 (1)		American Funds IS Global Small Capitalization Fund Class 4
ASSETS
Investments in mutual funds, at value	$820,322	$11,225,010	$59,702	$1,440,312	$-		$6,704
Receivables:
Investments sold	38	3,311	2	54	-		-
Total Assets	820,360	11,228,321	59,704	1,440,366	-		6,704
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	37	3,311	6	153	-		-
Total Liabilities	37	3,311	6	153	-		-
NET ASSETS	$820,323	$11,225,010	$59,698	$1,440,213	$-		$6,704
Units Outstanding	58,484	1,142,318	6,220	128,113	-		680
Accumulation Unit Value	$14.03	$9.83	$9.60	$11.24	See Note	(1)	$9.86
Cost of Investments	$790,139	$11,565,154	$62,444	$1,491,867	$-		$6,935

(1) All units were fully redeemed or transferred prior to December 31, 2015 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements	H-3

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

	Variable Accounts
	American Funds IS Growth Fund Class 4	American Funds IS Growth-Income Fund Class 4	American Funds IS International Fund Class 4	American Funds IS International Growth and Income Fund Class 4	American Funds IS Managed Risk Asset Allocation Fund Class P2	American Funds IS New World Fund Class 4
ASSETS
Investments in mutual funds, at value	$7,015,402	$7,775,241	$125,310	$416,058	$115	$255,060
Receivables:
Investments sold	278	559	4	14	-	9
Total Assets	7,015,680	7,775,800	125,314	416,072	115	255,069
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	996	1,362	52	49	1	19
Total Liabilities	996	1,362	52	49	1	19
NET ASSETS	$7,014,684	$7,774,438	$125,262	$416,023	$114	$255,050
Units Outstanding	707,304	793,158	13,923	45,687	11	28,980
Accumulation Unit Value	$9.92	$9.80	$9.00	$9.11	$10.22	$8.80
Cost of Investments	$7,106,234	$8,012,819	$134,293	$473,511	$123	$285,527
	American Funds IS U.S. Government/ AAA-Rated Securities Fund Class 4	BlackRock Global Allocation V.I. Class III	BlackRock iShares Alternative Strategies V.I. Class I	BlackRock iShares Dynamic Allocation V.I. Class I	BlackRock iShares Dynamic Fixed Income V.I. Class I	Fidelity VIP Contrafund Service Class 2
ASSETS
Investments in mutual funds, at value	$993,541	$15,222,292	$71,677	$4,187	$80,761	$2,457,938
Receivables:
Investments sold	37	562	2	-	3	9,317
Total Assets	993,578	15,222,854	71,679	4,187	80,764	2,467,255
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	97	458	4	-	6	9,380
Total Liabilities	97	458	4	-	6	9,380
NET ASSETS	$993,481	$15,222,396	$71,675	$4,187	$80,758	$2,457,875
Units Outstanding	97,396	1,293,343	7,164	440	8,247	178,401
Accumulation Unit Value	$10.20	$11.77	$10.00	$9.52	$9.79	$13.78
Cost of Investments	$1,005,418	$13,734,280	$75,209	$4,479	$82,968	$2,380,535
	Fidelity VIP FundsManager 60% Service Class 2	Fidelity VIP Government Money Market Service Class	Fidelity VIP Strategic Income Service Class 2	First Trust/ Dow Jones Dividend & Income Allocation Class I	Franklin Founding Funds Allocation VIP Class 4	Franklin Income VIP Class 2 (1)
ASSETS
Investments in mutual funds, at value	$259,266	$11,859,668	$317,734	$183,820	$1,785,856	$-
Receivables:
Investments sold	9	5,128	18	6	67	-
Total Assets	259,275	11,864,796	317,752	183,826	1,785,923	-
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	16	5,229	27	21	105	-
Total Liabilities	16	5,229	27	21	105	-
NET ASSETS	$259,259	$11,859,567	$317,725	$183,805	$1,785,818	$-
Units Outstanding	21,065	1,210,791	32,243	14,846	152,420	-
Accumulation Unit Value	$12.31	$9.79	$9.85	$12.38	$11.72	See Note	(1)
Cost of Investments	$267,677	$11,859,668	$338,739	$179,388	$1,509,596	$-

(1) All units were fully redeemed or transferred prior to December 31, 2015 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements	H-4

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

	Variable Accounts
	Franklin Mutual Global Discovery VIP Class 2	Franklin Rising Dividends VIP Class 2	Templeton Global Bond VIP Class 2	GE Investments Total Return Class 3	Ivy Funds VIP Asset Strategy	Ivy Funds VIP Energy
ASSETS
Investments in mutual funds, at value	$989,884	$777,426	$751,950	$808,875	$18,868	$86,349
Receivables:
Investments sold	48	32	30	28	1	3
Total Assets	989,932	777,458	751,980	808,903	18,869	86,352
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	66	4	77	96	1	7
Total Liabilities	66	4	77	96	1	7
NET ASSETS	$989,866	$777,454	$751,903	$808,807	$18,868	$86,345
Units Outstanding	80,433	60,698	79,263	49,235	2,147	12,376
Accumulation Unit Value	$12.31	$12.81	$9.49	$16.43	$8.79	$6.98
Cost of Investments	$1,091,329	$773,348	$847,198	$696,923	$22,810	$98,514
	Janus Aspen Series Balanced Service Shares	Janus Aspen Series Flexible Bond Service Shares	JPMorgan Insurance Trust Global Allocation Class 2	JPMorgan Insurance Trust Income Builder Class 2	Lord Abbett Bond Debenture Class VC	Lord Abbett International Core Equity Class VC
ASSETS
Investments in mutual funds, at value	$2,846,311	$135,787	$17,599	$42,282	$585,564	$188,902
Receivables:
Investments sold	105	5	1	1	20	15
Total Assets	2,846,416	135,792	17,600	42,283	585,584	188,917
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	24	10	2	4	51	23
Total Liabilities	24	10	2	4	51	23
NET ASSETS	$2,846,392	$135,782	$17,598	$42,279	$585,533	$188,894
Units Outstanding	229,901	13,635	1,871	4,440	54,914	21,443
Accumulation Unit Value	$12.38	$9.96	$9.41	$9.52	$10.66	$8.81
Cost of Investments	$2,780,197	$137,109	$18,494	$44,350	$628,287	$207,791
	Lord Abbett Total Return Class VC	MFS Total Return Series - Service Class	MFS Utilities Series - Service Class	PIMCO All Asset All Authority - Advisor Class	PIMCO Commodity- RealReturn Strategy - Advisor Class	Van Eck VIP Global Hard Assets Class S
ASSETS
Investments in mutual funds, at value	$137,509	$481,417	$279,673	$71,499	$12,198	$43,433
Receivables:
Investments sold	5	17	10	2	-	1
Total Assets	137,514	481,434	279,683	71,501	12,198	43,434
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	16	46	18	9	-	3
Total Liabilities	16	46	18	9	-	3
NET ASSETS	$137,498	$481,388	$279,665	$71,492	$12,198	$43,431
Units Outstanding	13,782	37,530	25,635	8,852	2,461	7,820
Accumulation Unit Value	$9.98	$12.83	$10.91	$8.08	$4.96	$5.55
Cost of Investments	$142,528	$443,207	$340,061	$83,881	$15,802	$56,607

See Notes to Financial Statements	H-5

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2015

	Variable Accounts
	Diversified Bond	Floating Rate Income	Floating Rate Loan	High Yield Bond	Inflation Managed	Inflation Strategy
INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	29,560	9,542	26,668	272,699	242,122	3,090
Net Investment Income (Loss)	(29,560)	(9,542)	(26,668)	(272,699)	(242,122)	(3,090)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(831)	(139)	16,757	604,421	(81,684)	(5,526)
Capital gains distributions (1)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(831)	(139)	16,757	604,421	(81,684)	(5,526)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	22,550	3,204	(29,264)	(1,434,926)	(471,553)	(765)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($7,841)	($6,477)	($39,175)	($1,103,204)	($795,359)	($9,381)
	Managed Bond	Short Duration Bond	Emerging Markets Debt	Comstock	Dividend Growth	Equity Index
INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	667,868	45,165	2,492	60,934	103,136	776,861
Net Investment Income (Loss)	(667,868)	(45,165)	(2,492)	(60,934)	(103,136)	(776,861)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	914,387	62,278	(14,656)	476,335	402,260	4,786,176
Capital gains distributions (1)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	914,387	62,278	(14,656)	476,335	402,260	4,786,176
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(554,899)	(48,635)	7,876	(766,822)	(221,343)	(4,289,134)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($308,380)	($31,522)	($9,272)	($351,421)	$77,781	($279,819)
	Focused Growth	Growth	Large-Cap Growth	Large-Cap Value	Long/Short Large-Cap	Main Street Core
INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	70,978	809,984	60,752	178,728	26,668	896,827
Net Investment Income (Loss)	(70,978)	(809,984)	(60,752)	(178,728)	(26,668)	(896,827)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	59,564	1,709,424	46,487	1,153,718	59,719	4,041,600
Capital gains distributions (1)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	59,564	1,709,424	46,487	1,153,718	59,719	4,041,600
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	414,455	2,976,348	183,519	(1,575,976)	(99,378)	(1,707,622)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$403,041	$3,875,788	$169,254	($600,986)	($66,327)	$1,437,151

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements	H-6

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2015

	Variable Accounts
	Mid-Cap Equity	Mid-Cap Growth	Mid-Cap Value	Small-Cap Equity	Small-Cap Growth	Small-Cap Index
INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	175,265	95,873	19,371	19,225	105,430	143,460
Net Investment Income (Loss)	(175,265)	(95,873)	(19,371)	(19,225)	(105,430)	(143,460)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	567,445	434,605	129,077	39,817	76,591	742,070
Capital gains distributions (1)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	567,445	434,605	129,077	39,817	76,591	742,070
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(281,119)	(941,972)	(130,992)	(155,154)	(839,215)	(1,335,379)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$111,061	($603,240)	($21,286)	($134,562)	($868,054)	($736,769)
	Small-Cap Value	Value Advantage	Emerging Markets	International Large-Cap	International Small-Cap	International Value
INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	73,069	7,584	162,073	133,849	13,665	359,175
Net Investment Income (Loss)	(73,069)	(7,584)	(162,073)	(133,849)	(13,665)	(359,175)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	384,835	107,001	802,236	342,788	7,625	141,202
Capital gains distributions (1)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	384,835	107,001	802,236	342,788	7,625	141,202
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(617,806)	(93,503)	(2,684,432)	(395,903)	55,048	(727,516)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($306,040)	$5,914	($2,044,269)	($186,964)	$49,008	($945,489)
	Health Sciences	Real Estate	Technology	Absolute Return (2)	Currency Strategies	Equity Long/Short (2)
INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	182,552	111,965	23,759	46	503	707
Net Investment Income (Loss)	(182,552)	(111,965)	(23,759)	(46)	(503)	(707)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	1,332,925	1,240,316	(1,790)	(-)	(57)	111
Capital gains distributions (1)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	1,332,925	1,240,316	(1,790)	-	(57)	111
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(221,750)	(1,043,372)	(61,684)	(126)	588	13,522
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$928,623	$84,979	($87,233)	($172)	$28	$12,926

(1) See Note 3 in Notes to Financial Statements.

(2) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements	H-7

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2015

	Variable Accounts
	Global Absolute Return	Pacific Dynamix - Conservative Growth	Pacific Dynamix - Moderate Growth	Pacific Dynamix - Growth	Portfolio Optimization Conservative	Portfolio Optimization Moderate- Conservative
INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	1,346	17,075	53,666	47,499	463,869	650,317
Net Investment Income (Loss)	(1,346)	(17,075)	(53,666)	(47,499)	(463,869)	(650,317)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	2,929	(2,566)	(1,800)	(8,924)	821,623	1,370,908
Capital gains distributions (1)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	2,929	(2,566)	(1,800)	(8,924)	821,623	1,370,908
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(636)	(22,183)	(88,319)	(92,675)	(750,373)	(1,489,546)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$947	($41,824)	($143,785)	($149,098)	($392,619)	($768,955)

	Portfolio Optimization Moderate	Portfolio Optimization Growth	Portfolio Optimization Aggressive- Growth	Invesco V.I. Balanced- Risk Allocation Series II	Invesco V.I. Equity and Income Series II	Invesco V.I. Global Real Estate Series II (2)
INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$65,663	$3,624	$1,458
EXPENSES
Mortality and expense risk	2,091,652	1,399,969	582,486	21,186	1,488	158
Net Investment Income (Loss)	(2,091,652)	(1,399,969)	(582,486)	44,477	2,136	1,300
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	4,700,626	3,459,359	511,216	(18,583)	(618)	(731)
Capital gains distributions (1)	-	-	-	148,031	14,003	-
Realized Gain (Loss) on Investments	4,700,626	3,459,359	511,216	129,448	13,385	(731)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(4,961,997)	(3,659,837)	(911,391)	(265,936)	(21,981)	(116)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($2,353,023)	($1,600,447)	($982,661)	($92,011)	($6,460)	$453

	American Century VP Mid Cap Value Class II	American Funds IS Asset Allocation Fund Class 4 (2)	American Funds IS Capital Income Builder Class 4	American Funds IS Global Growth Fund Class 4	American Funds IS Global Growth and Income Fund Class 4 (3)	American Funds IS Global Small Capitalization Fund Class 4 (2)
INVESTMENT INCOME
Dividends (1)	$22,799	$167,290	$1,008	$13,378	$-	$-
EXPENSES
Mortality and expense risk	16,317	22,941	387	7,736	-	14
Net Investment Income (Loss)	6,482	144,349	621	5,642	-	(14)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(24,585)	(946)	(27)	(11,599)	(3)	(14)
Capital gains distributions (1)	104,802	-	-	54,297	-	-
Realized Gain (Loss) on Investments	80,217	(946)	(27)	42,698	(3)	(14)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(93,539)	(340,144)	(2,638)	(49,417)	-	(231)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($6,840)	($196,741)	($2,044)	($1,077)	($3)	($259)

(1) See Note 3 in Notes to Financial Statements.

(2) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

(3) Operations commenced during 2015 and all units were fully redeemed or transferred prior to December 31, 2015 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements	H-8

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2015

	Variable Accounts
	American Funds IS Growth Fund Class 4 (1)	American Funds IS Growth- Income Fund Class 4 (1)	American Funds IS International Fund Class 4	American Funds IS International Growth and Income Fund Class 4	American Funds IS Managed Risk Asset Allocation Fund Class P2 (2)	American Funds IS New World Fund Class 4
INVESTMENT INCOME
Dividends (3)	$48,264	$98,881	$3,931	$8,359	$2	$1,047
EXPENSES
Mortality and expense risk	14,503	16,139	3,788	5,082	4	2,171
Net Investment Income (Loss)	33,761	82,742	143	3,277	(2)	(1,124)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(1,656)	(3,738)	(75,241)	(19,664)	123	(5,944)
Capital gains distributions (3)	-	-	40,808	8,897	2	8,692
Realized Gain (Loss) on Investments	(1,656)	(3,738)	(34,433)	(10,767)	125	2,748
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(90,832)	(237,578)	(8,377)	(22,221)	(8)	(15,236)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($58,727)	($158,574)	($42,667)	($29,711)	$115	($13,612)

	American Funds IS U.S. Government/ AAA-Rated Securities Fund Class 4	BlackRock Global Allocation V.I. Class III	BlackRock iShares Alternative Strategies V.I. Class I	BlackRock iShares Dynamic Allocation V.I. Class I (1)	BlackRock iShares Dynamic Fixed Income V.I. Class I (1)	Fidelity VIP Contrafund Service Class 2
INVESTMENT INCOME
Dividends (3)	$13,165	$168,632	$2,182	$80	$1,538	$20,483
EXPENSES
Mortality and expense risk	6,112	209,147	586	52	435	28,508
Net Investment Income (Loss)	7,053	(40,515)	1,596	28	1,103	(8,025)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(2,755)	25,638	(58)	(3)	(9)	(48,636)
Capital gains distributions (3)	1,834	948,395	-	-	-	232,458
Realized Gain (Loss) on Investments	(921)	974,033	(58)	(3)	(9)	183,822
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(12,547)	(1,272,181)	(3,427)	(292)	(2,207)	(156,902)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($6,415)	($338,663)	($1,889)	($267)	($1,113)	$18,895

	Fidelity VIP FundsManager 60% Service Class 2	Fidelity VIP Government Money Market Service Class	Fidelity VIP Strategic Income Service Class 2	First Trust/ Dow Jones Dividend & Income Allocation Class I	Franklin Founding Funds Allocation VIP Class 4	Franklin Income VIP Class 2 (4)
INVESTMENT INCOME
Dividends (3)	$2,524	$1,216	$8,508	$4,160	$60,750	$-
EXPENSES
Mortality and expense risk	2,878	151,973	3,497	2,500	26,594	6
Net Investment Income (Loss)	(354)	(150,757)	5,011	1,660	34,156	(6)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(745)	-	(3,053)	(163)	19,772	(159)
Capital gains distributions (3)	9,791	-	728	3,622	3,488	-
Realized Gain (Loss) on Investments	9,046	-	(2,325)	3,459	23,260	(159)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(16,021)	-	(18,688)	(7,597)	(199,058)	-
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($7,329)	($150,757)	($16,002)	($2,478)	($141,642)	($165)

(1) Operations commenced or during 2015 (See Note 1 in Notes to Financial Statements).

(2) Operations resumed during 2015 (See Note 1 in Notes to Financial Statements).

(3) See Note 3 in Notes to Financial Statements.

(4) Operations commenced during 2015 and all units were fully redeemed or transferred prior to December 31, 2015 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements	H-9

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2015

	Variable Accounts
	Franklin Mutual Global Discovery VIP Class 2	Franklin Rising Dividends VIP Class 2	Templeton Global Bond VIP Class 2	GE Investments Total Return Class 3	Ivy Funds VIP Asset Strategy	Ivy Funds VIP Energy (1)
INVESTMENT INCOME
Dividends (2)	$27,101	$13,864	$65,781	$12,842	$209	$4
EXPENSES
Mortality and expense risk	12,679	11,248	10,933	12,676	650	359
Net Investment Income (Loss)	14,422	2,616	54,848	166	(441)	(355)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(14,576)	(39,751)	(41,537)	13,816	(9,537)	(100)
Capital gains distributions (2)	54,545	102,606	4,272	26,314	10,008	32
Realized Gain (Loss) on Investments	39,969	62,855	(37,265)	40,130	471	(68)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(102,156)	(109,004)	(64,988)	(66,695)	(3,552)	(12,165)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($47,765)	($43,533)	($47,405)	($26,399)	($3,522)	($12,588)
	Janus Aspen Series Balanced Service Shares	Janus Aspen Series Flexible Bond Service Shares	JPMorgan Insurance Trust Global Allocation Class 2 (1)	JPMorgan Insurance Trust Income Builder Class 2 (1)	Lord Abbett Bond Debenture Class VC	Lord Abbett International Core Equity Class VC
INVESTMENT INCOME
Dividends (2)	$43,819	$932	$246	$1,083	$24,738	$2,954
EXPENSES
Mortality and expense risk	41,595	945	35	87	8,974	1,898
Net Investment Income (Loss)	2,224	(13)	211	996	15,764	1,056
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(5,190)	(24)	(1)	(7)	(29,254)	(621)
Capital gains distributions (2)	106,316	128	92	58	4,707	-
Realized Gain (Loss) on Investments	101,126	104	91	51	(24,547)	(621)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(121,107)	(1,221)	(895)	(2,068)	(12,014)	(18,106)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($17,757)	($1,130)	($593)	($1,021)	($20,797)	($17,671)
	Lord Abbett Total Return Class VC	MFS Total Return Series - Service Class	MFS Utilities Series - Service Class	PIMCO All Asset All Authority - Advisor Class	PIMCO Commodity- RealReturn Strategy - Advisor Class	Van Eck VIP Global Hard Assets Class S
INVESTMENT INCOME
Dividends (2)	$3,833	$14,284	$15,849	$3,013	$333	$26
EXPENSES
Mortality and expense risk	1,133	7,246	5,905	1,568	172	1,057
Net Investment Income (Loss)	2,700	7,038	9,944	1,445	161	(1,031)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(1,963)	(8,002)	(44,054)	(29,469)	(2,457)	(28,177)
Capital gains distributions (2)	55	22,598	27,818	210	-	-
Realized Gain (Loss) on Investments	(1,908)	14,596	(16,236)	(29,259)	(2,457)	(28,177)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(2,468)	(34,415)	(72,739)	11,100	(1,849)	(2,571)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($1,676)	($12,781)	($79,031)	($16,714)	($4,145)	($31,779)

(1) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

(2) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements	H-10

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014

	Diversified Bond		Floating Rate Income		Floating Rate Loan
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($29,560)	($28,836)	($9,542)	($8,466)	($26,668)	($32,968)
Realized gain (loss) on investments	(831)	9,306	(139)	248	16,757	15,033
Change in net unrealized appreciation (depreciation) on investments	22,550	146,870	3,204	605	(29,264)	11,176
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,841)	127,340	(6,477)	(7,613)	(39,175)	(6,759)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	66,536	16,105	1,399	2,198	84,154	37,151
Transfers between variable and fixed accounts, net	809,810	517,564	431,581	254,042	(201,495)	(191,773)
Contract benefits and terminations (1)	(655,426)	(524,944)	(29,899)	(18,991)	(409,023)	(421,347)
Contract charges and deductions (1)	(5,510)	(5,210)	(1,189)	(1,076)	(4,790)	(5,406)
Other	(87)	37	(34)	(16)	(54)	35
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	215,323	3,552	401,858	236,157	(531,208)	(581,340)
NET INCREASE (DECREASE) IN NET ASSETS	207,482	130,892	395,381	228,544	(570,383)	(588,099)
NET ASSETS
Beginning of Year	2,093,965	1,963,073	686,500	457,956	2,308,336	2,896,435
End of Year	$2,301,447	$2,093,965	$1,081,881	$686,500	$1,737,953	$2,308,336

	High Yield Bond		Inflation Managed		Inflation Strategy
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($272,699)	($324,642)	($242,122)	($285,647)	($3,090)	($3,218)
Realized gain (loss) on investments	604,421	738,754	(81,684)	(78,046)	(5,526)	(2,095)
Change in net unrealized appreciation (depreciation) on investments	(1,434,926)	(489,843)	(471,553)	818,924	(765)	6,428
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,103,204)	(75,731)	(795,359)	455,231	(9,381)	1,115
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	150,776	168,482	130,601	125,132	-	-
Transfers between variable and fixed accounts, net	(1,567,617)	(2,577,345)	(1,385,128)	(793,690)	(47,493)	45,788
Contract benefits and terminations (1)	(1,959,032)	(2,558,595)	(1,767,151)	(2,419,782)	(258)	(17,727)
Contract charges and deductions (1)	(42,248)	(48,882)	(33,818)	(39,951)	(374)	(395)
Other	(175)	423	1,156	1,005	(1)	(4)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(3,418,296)	(5,015,917)	(3,054,340)	(3,127,286)	(48,126)	27,662
NET INCREASE (DECREASE) IN NET ASSETS	(4,521,500)	(5,091,648)	(3,849,699)	(2,672,055)	(57,507)	28,777
NET ASSETS
Beginning of Year	22,730,346	27,821,994	21,169,306	23,841,361	272,380	243,603
End of Year	$18,208,846	$22,730,346	$17,319,607	$21,169,306	$214,873	$272,380

(1) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	H-11

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014

	Managed Bond		Short Duration Bond		Emerging Markets Debt
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($667,868)	($742,131)	($45,165)	($56,404)	($2,492)	($2,906)
Realized gain (loss) on investments	914,387	758,394	62,278	21,365	(14,656)	(6,966)
Change in net unrealized appreciation (depreciation) on investments	(554,899)	1,840,989	(48,635)	12,003	7,876	(5,201)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(308,380)	1,857,252	(31,522)	(23,036)	(9,272)	(15,073)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	379,878	349,931	89,138	55,499	6,265	-
Transfers between variable and fixed accounts, net	(1,637,585)	243,231	549,732	(200,289)	(52,251)	26,434
Contract benefits and terminations (1)	(5,170,336)	(7,542,275)	(907,025)	(669,614)	(38,863)	(8,622)
Contract charges and deductions (1)	(100,925)	(109,082)	(6,398)	(7,864)	(500)	(373)
Other	(2,593)	656	(46)	81	30	(4)
Net Increase (Decrease) in Net Assets
Derived from Contract Owner Transactions	(6,531,561)	(7,057,539)	(274,599)	(822,187)	(85,319)	17,435
NET INCREASE (DECREASE) IN NET ASSETS	(6,839,941)	(5,200,287)	(306,121)	(845,223)	(94,591)	2,362
NET ASSETS
Beginning of Year	56,735,458	61,935,745	4,049,002	4,894,225	237,699	235,337
End of Year	$49,895,517	$56,735,458	$3,742,881	$4,049,002	$143,108	$237,699

	Comstock		Dividend Growth		Equity Index
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($60,934)	($77,370)	($103,136)	($106,634)	($776,861)	($782,377)
Realized gain (loss) on investments	476,335	826,243	402,260	494,356	4,786,176	3,850,153
Change in net unrealized appreciation (depreciation) on investments	(766,822)	(349,203)	(221,343)	447,272	(4,289,134)	4,028,385
Net Increase (Decrease) in Net Assets
Resulting from Operations	(351,421)	399,670	77,781	834,994	(279,819)	7,096,161
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	6,882	21,999	84,599	69,989	366,865	579,089
Transfers between variable and fixed accounts, net	(170,816)	(1,809,998)	(241,510)	212,873	(1,628,630)	994,111
Contract benefits and terminations (1)	(695,783)	(966,899)	(867,852)	(1,205,256)	(6,769,745)	(6,130,440)
Contract charges and deductions (1)	(8,636)	(11,030)	(13,647)	(14,182)	(115,469)	(116,789)
Other	75	335	(604)	(59)	(1,160)	3,753
Net Increase (Decrease) in Net Assets
Derived from Contract Owner Transactions	(868,278)	(2,765,593)	(1,039,014)	(936,635)	(8,148,139)	(4,670,276)
NET INCREASE (DECREASE) IN NET ASSETS	(1,219,699)	(2,365,923)	(961,233)	(101,641)	(8,427,958)	2,425,885
NET ASSETS
Beginning of Year	5,466,564	7,832,487	8,949,414	9,051,055	65,647,435	63,221,550
End of Year	$4,246,865	$5,466,564	$7,988,181	$8,949,414	$57,219,477	$65,647,435

(1) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	H-12

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014

	Focused Growth		Growth		Large-Cap Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($70,978)	($57,618)	($809,984)	($814,668)	($60,752)	($52,532)
Realized gain (loss) on investments	59,564	566,647	1,709,424	1,864,219	46,487	109,845
Change in net unrealized appreciation (depreciation) on investments	414,455	(157,544)	2,976,348	3,630,194	183,519	202,603
Net Increase (Decrease) in Net Assets
Resulting from Operations	403,041	351,485	3,875,788	4,679,745	169,254	259,916
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	47,656	28,560	264,649	508,097	35,118	61,883
Transfers between variable and fixed accounts, net	1,752,519	(450,693)	(4,198)	(1,962,539)	1,560,194	26,519
Contract benefits and terminations (1)	(393,729)	(407,990)	(5,243,994)	(6,580,645)	(546,110)	(460,061)
Contract charges and deductions (1)	(10,677)	(8,788)	(123,803)	(126,005)	(8,960)	(7,952)
Other	75	188	(2,414)	1,433	(115)	465
Net Increase (Decrease) in Net Assets
Derived from Contract Owner Transactions	1,395,844	(838,723)	(5,109,760)	(8,159,659)	1,040,127	(379,146)
NET INCREASE (DECREASE) IN NET ASSETS	1,798,885	(487,238)	(1,233,972)	(3,479,914)	1,209,381	(119,230)
NET ASSETS
Beginning of Year	4,484,114	4,971,352	64,967,162	68,447,076	4,102,832	4,222,062
End of Year	$6,282,999	$4,484,114	$63,733,190	$64,967,162	$5,312,213	$4,102,832

	Large-Cap Value		Long/Short Large-Cap		Main Street Core
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($178,728)	($207,418)	($26,668)	($23,185)	($896,827)	($947,770)
Realized gain (loss) on investments	1,153,718	1,689,345	59,719	22,805	4,041,600	3,198,757
Change in net unrealized appreciation (depreciation) on investments	(1,575,976)	75,584	(99,378)	242,823	(1,707,622)	4,561,973
Net Increase (Decrease) in Net Assets
Resulting from Operations	(600,986)	1,557,511	(66,327)	242,443	1,437,151	6,812,960
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	195,966	96,167	1,536	5,714	278,904	471,350
Transfers between variable and fixed accounts, net	(607,261)	(1,836,199)	(1,150,231)	1,304,404	(3,008,493)	(1,052,540)
Contract benefits and terminations (1)	(1,587,428)	(1,407,520)	(135,020)	(231,313)	(6,269,427)	(7,361,020)
Contract charges and deductions (1)	(25,128)	(28,966)	(3,923)	(3,105)	(130,610)	(138,506)
Other	483	382	149	(20)	255	3,469
Net Increase (Decrease) in Net Assets
Derived from Contract Owner Transactions	(2,023,368)	(3,176,136)	(1,287,489)	1,075,680	(9,129,371)	(8,077,247)
NET INCREASE (DECREASE) IN NET ASSETS	(2,624,354)	(1,618,625)	(1,353,816)	1,318,123	(7,692,220)	(1,264,287)
NET ASSETS
Beginning of Year	15,638,752	17,257,377	2,994,010	1,675,887	76,304,562	77,568,849
End of Year	$13,014,398	$15,638,752	$1,640,194	$2,994,010	$68,612,342	$76,304,562

(1) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	H-13

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014

	Mid-Cap Equity		Mid-Cap Growth		Mid-Cap Value
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($175,265)	($194,074)	($95,873)	($94,052)	($19,371)	($36,911)
Realized gain (loss) on investments	567,445	660,238	434,605	562,756	129,077	261,657
Change in net unrealized appreciation (depreciation) on investments	(281,119)	(84,881)	(941,972)	41,843	(130,992)	(116,621)
Net Increase (Decrease) in Net Assets
Resulting from Operations	111,061	381,283	(603,240)	510,547	(21,286)	108,125
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	71,151	97,948	80,439	82,165	6,055	20,943
Transfers between variable and fixed accounts, net	(143,275)	(1,413,138)	(37,868)	(372,388)	(91,618)	(1,362,798)
Contract benefits and terminations (1)	(1,365,157)	(1,738,020)	(624,300)	(902,312)	(274,778)	(512,283)
Contract charges and deductions (1)	(25,302)	(27,747)	(13,242)	(12,977)	(2,952)	(5,394)
Other	4,368	(8)	306	73	25	(372)
Net Increase (Decrease) in Net Assets
Derived from Contract Owner Transactions	(1,458,215)	(3,080,965)	(594,665)	(1,205,439)	(363,268)	(1,859,904)
NET INCREASE (DECREASE) IN NET ASSETS	(1,347,154)	(2,699,682)	(1,197,905)	(694,892)	(384,554)	(1,751,779)
NET ASSETS
Beginning of Year	14,242,838	16,942,520	7,506,759	8,201,651	1,766,657	3,518,436
End of Year	$12,895,684	$14,242,838	$6,308,854	$7,506,759	$1,382,103	$1,766,657

	Small-Cap Equity		Small-Cap Growth		Small-Cap Index
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($19,225)	($23,217)	($105,430)	($105,249)	($143,460)	($162,616)
Realized gain (loss) on investments	39,817	43,519	76,591	643,430	742,070	1,955,531
Change in net unrealized appreciation (depreciation) on investments	(155,154)	(19,724)	(839,215)	(737,282)	(1,335,379)	(1,466,919)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(134,562)	578	(868,054)	(199,101)	(736,769)	325,996
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	4,063	13,403	54,017	49,921	98,874	216,078
Transfers between variable and fixed accounts, net	(115,834)	(325,916)	457,021	(930,225)	(439,511)	(2,490,541)
Contract benefits and terminations (1)	(153,802)	(211,030)	(736,734)	(739,258)	(919,868)	(1,445,945)
Contract charges and deductions (1)	(3,447)	(3,790)	(15,821)	(15,892)	(20,851)	(23,347)
Other	195	63	479	645	4,293	51
Net Increase (Decrease) in Net Assets
Derived from Contract Owner Transactions	(268,825)	(527,270)	(241,038)	(1,634,809)	(1,277,063)	(3,743,704)
NET INCREASE (DECREASE) IN NET ASSETS	(403,387)	(526,692)	(1,109,092)	(1,833,910)	(2,013,832)	(3,417,708)
NET ASSETS
Beginning of Year	1,646,961	2,173,653	7,819,672	9,653,582	12,163,973	15,581,681
End of Year	$1,243,574	$1,646,961	$6,710,580	$7,819,672	$10,150,141	$12,163,973

(1) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	H-14

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014

	Small-Cap Value		Value Advantage		Emerging Markets
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($73,069)	($82,402)	($7,584)	($6,771)	($162,073)	($206,678)
Realized gain (loss) on investments	384,835	345,583	107,001	(158)	802,236	1,003,374
Change in net unrealized appreciation (depreciation) on investments	(617,806)	(1,608)	(93,503)	87,803	(2,684,432)	(1,768,252)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(306,040)	261,573	5,914	80,874	(2,044,269)	(971,556)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	13,635	22,190	717	-	114,491	104,221
Transfers between variable and fixed accounts, net	(200,660)	(250,574)	(1,282,886)	1,212,963	(234,207)	(241,069)
Contract benefits and terminations (1)	(706,360)	(822,561)	(53,385)	(10,938)	(1,067,197)	(1,364,731)
Contract charges and deductions (1)	(10,903)	(11,859)	(1,033)	(823)	(27,999)	(33,839)
Other	76	33	107	(47)	1,849	547
Net Increase (Decrease) in Net Assets
Derived from Contract Owner Transactions	(904,212)	(1,062,771)	(1,336,480)	1,201,155	(1,213,063)	(1,534,871)
NET INCREASE (DECREASE) IN NET ASSETS	(1,210,252)	(801,198)	(1,330,566)	1,282,029	(3,257,332)	(2,506,427)
NET ASSETS
Beginning of Year	6,291,372	7,092,570	1,424,394	142,365	14,302,345	16,808,772
End of Year	$5,081,120	$6,291,372	$93,828	$1,424,394	$11,045,013	$14,302,345

	International Large-Cap		International Small-Cap		International Value
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($133,849)	($146,433)	($13,665)	($18,257)	($359,175)	($408,244)
Realized gain (loss) on investments	342,788	476,662	7,625	15,313	141,202	312,801
Change in net unrealized appreciation (depreciation) on investments	(395,903)	(1,070,160)	55,048	(71,070)	(727,516)	(3,796,509)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(186,964)	(739,931)	49,008	(74,014)	(945,489)	(3,891,952)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	104,202	54,713	3,015	74,907	195,462	262,786
Transfers between variable and fixed accounts, net	(26,817)	(452,913)	200,872	(52,828)	214,125	283,873
Contract benefits and terminations (1)	(1,049,898)	(1,095,466)	(154,681)	(105,740)	(2,432,404)	(3,567,641)
Contract charges and deductions (1)	(19,532)	(21,131)	(2,921)	(3,550)	(56,454)	(63,672)
Other	431	(1,052)	321	(70)	924	(165)
Net Increase (Decrease) in Net Assets
Derived from Contract Owner Transactions	(991,614)	(1,515,849)	46,606	(87,281)	(2,078,347)	(3,084,819)
NET INCREASE (DECREASE) IN NET ASSETS	(1,178,578)	(2,255,780)	95,614	(161,295)	(3,023,836)	(6,976,771)
NET ASSETS
Beginning of Year	10,399,977	12,655,757	909,918	1,071,213	28,945,758	35,922,529
End of Year	$9,221,399	$10,399,977	$1,005,532	$909,918	$25,921,922	$28,945,758

(1) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	H-15

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014	Year/Period Ended December 31, 2015	Year Ended December 31, 2014
	Health Sciences		Real Estate		Technology
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($182,552)	($151,774)	($111,965)	($126,290)	($23,759)	($22,551)
Realized gain (loss) on investments	1,332,925	632,718	1,240,316	79,096	(1,790)	17,883
Change in net unrealized appreciation (depreciation) on investments	(221,750)	1,971,072	(1,043,372)	2,448,034	(61,684)	135,916
Net Increase (Decrease) in Net Assets
Resulting from Operations	928,623	2,452,016	84,979	2,400,840	(87,233)	131,248
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	630,617	47,676	102,830	165,671	3,044	5,723
Transfers between variable and fixed accounts, net	(367,071)	202,770	(1,512,728)	2,193,449	304,452	80,741
Contract benefits and terminations (1)	(3,459,255)	(765,761)	(1,086,298)	(1,051,310)	(248,740)	(137,436)
Contract charges and deductions (1)	(25,285)	(20,953)	(16,739)	(18,327)	(3,742)	(3,254)
Other	(2,482)	201	(1,075)	669	(9)	305
Net Increase (Decrease) in Net Assets
Derived from Contract Owner Transactions	(3,223,476)	(536,067)	(2,514,010)	1,290,152	55,005	(53,921)
NET INCREASE (DECREASE) IN NET ASSETS	(2,294,853)	1,915,949	(2,429,031)	3,690,992	(32,228)	77,327
NET ASSETS
Beginning of Year	13,932,340	12,016,391	11,019,114	7,328,122	1,857,388	1,780,061
End of Year	$11,637,487	$13,932,340	$8,590,083	$11,019,114	$1,825,160	$1,857,388
	Absolute Return (2)		Currency Strategies		Equity Long/Short (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($46)		($503)	($543)	($707)
Realized gain (loss) on investments	-		(57)	(264)	111
Change in net unrealized appreciation (depreciation) on investments	(126)		588	1,772	13,522
Net Increase (Decrease) in Net Assets
Resulting from Operations	(172)		28	965	12,926
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-		-	-	2,250
Transfers between variable and fixed accounts, net	10,665		(438)	(4,872)	228,266
Contract benefits and terminations (1)	-		(2,398)	(1,739)	(1,826)
Contract charges and deductions (1)	(5)		(65)	(84)	(126)
Other	(1)		1	-	(8)
Net Increase (Decrease) in Net Assets
Derived from Contract Owner Transactions	10,659		(2,900)	(6,695)	228,556
NET INCREASE (DECREASE) IN NET ASSETS	10,487		(2,872)	(5,730)	241,482
NET ASSETS
Beginning of Year or Period	-		43,202	48,932	-
End of Year or Period	$10,487		$40,330	$43,202	$241,482

(1) Certain prior year numbers have been reclassified to conform to the current year presentation.

(2) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements	H-16

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014

	Global Absolute Return		Pacific Dynamix - Conservative Growth		Pacific Dynamix - Moderate Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($1,346)	($1,632)	($17,075)	($11,177)	($53,666)	($51,432)
Realized gain (loss) on investments	2,929	1,617	(2,566)	2,204	(1,800)	1,919
Change in net unrealized appreciation (depreciation) on investments	(636)	5,938	(22,183)	42,638	(88,319)	216,206
Net Increase (Decrease) in Net Assets
Resulting from Operations	947	5,923	(41,824)	33,665	(143,785)	166,693
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	-	466,500	71,643	100,610	167,542
Transfers between variable and fixed accounts, net	44,932	26,575	225,402	314,735	283,741	295,360
Contract benefits and terminations (1)	(41,310)	(43,860)	(102,429)	(48,844)	(295,928)	(339,481)
Contract charges and deductions (1)	(188)	(225)	(3,590)	(2,727)	(14,480)	(12,101)
Other	-	1	(17)	(33)	(24)	(9)
Net Increase (Decrease) in Net Assets
Derived from Contract Owner Transactions	3,434	(17,509)	585,866	334,774	73,919	111,311
NET INCREASE (DECREASE) IN NET ASSETS	4,381	(11,586)	544,042	368,439	(69,866)	278,004
NET ASSETS
Beginning of Year	104,247	115,833	1,087,098	718,659	4,204,416	3,926,412
End of Year	$108,628	$104,247	$1,631,140	$1,087,098	$4,134,550	$4,204,416

	Pacific Dynamix - Growth		Portfolio Optimization Conservative		Portfolio Optimization Moderate-Conservative
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($47,499)	($45,321)	($463,869)	($530,917)	($650,317)	($733,921)
Realized gain (loss) on investments	(8,924)	2,184	821,623	717,932	1,370,908	1,490,386
Change in net unrealized appreciation (depreciation) on investments	(92,675)	189,249	(750,373)	743,021	(1,489,546)	857,620
Net Increase (Decrease) in Net Assets
Resulting from Operations	(149,098)	146,112	(392,619)	930,036	(768,955)	1,614,085
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	36,377	38,222	584,764	385,294	683,716	657,546
Transfers between variable and fixed accounts, net	280,161	251,180	(2,258,659)	(2,556,576)	(1,553,238)	(1,645,778)
Contract benefits and terminations (1)	(314,464)	(110,002)	(3,807,013)	(3,359,686)	(5,898,479)	(7,451,030)
Contract charges and deductions (1)	(13,383)	(10,974)	(76,929)	(92,123)	(132,779)	(146,770)
Other	48	(10)	(972)	(47)	850	(392)
Net Increase (Decrease) in Net Assets
Derived from Contract Owner Transactions	(11,261)	168,416	(5,558,809)	(5,623,138)	(6,899,930)	(8,586,424)
NET INCREASE (DECREASE) IN NET ASSETS	(160,359)	314,528	(5,951,428)	(4,693,102)	(7,668,885)	(6,972,339)
NET ASSETS
Beginning of Year	3,782,131	3,467,603	40,010,362	44,703,464	55,067,454	62,039,793
End of Year	$3,621,772	$3,782,131	$34,058,934	$40,010,362	$47,398,569	$55,067,454

(1) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	H-17

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year/Period Ended December 31, 2014	Year/Period Ended December 31, 2015	Year Ended December 31, 2014

	Portfolio Optimization Moderate		Portfolio Optimization Growth		Portfolio Optimization Aggressive-Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($2,091,652)	($2,248,339)	($1,399,969)	($1,503,404)	($582,486)	($604,476)
Realized gain (loss) on investments	4,700,626	3,243,434	3,459,359	2,785,000	511,216	1,187,048
Change in net unrealized appreciation (depreciation) on investments	(4,961,997)	4,945,890	(3,659,837)	3,139,718	(911,391)	1,307,395
Net Increase (Decrease) in Net Assets
Resulting from Operations	(2,353,023)	5,940,985	(1,600,447)	4,421,314	(982,661)	1,889,967
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,557,514	1,773,492	1,473,107	717,008	562,420	619,126
Transfers between variable and fixed accounts, net	(4,222,523)	(837,929)	(3,046,158)	(23,084)	879,342	(1,019,698)
Contract benefits and terminations (1)	(15,846,665)	(14,221,282)	(9,743,256)	(11,062,218)	(2,722,887)	(3,496,290)
Contract charges and deductions (1)	(599,395)	(640,981)	(526,893)	(522,261)	(133,333)	(134,737)
Other	(829)	(8,570)	31	3,099	(209)	(1,556)
Net Increase (Decrease) in Net Assets
Derived from Contract Owner Transactions	(19,111,898)	(13,935,270)	(11,843,169)	(10,887,456)	(1,414,667)	(4,033,155)
NET INCREASE (DECREASE) IN NET ASSETS	(21,464,921)	(7,994,285)	(13,443,616)	(6,466,142)	(2,397,328)	(2,143,188)
NET ASSETS
Beginning of Year	174,627,395	182,621,680	117,046,652	123,512,794	46,922,368	49,065,556
End of Year	$153,162,474	$174,627,395	$103,603,036	$117,046,652	$44,525,040	$46,922,368

	Invesco V.I. Balanced-Risk Allocation Series II		Invesco V.I. Equity and Income Series II (2)		Invesco V.I. Global Real Estate Series II (3)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$44,477	($26,485)	$2,136	($68)	$1,300
Realized gain (loss) on investments	129,448	243,723	13,385	86	(731)
Change in net unrealized appreciation (depreciation) on investments	(265,936)	(123,966)	(21,981)	1,050	(116)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(92,011)	93,272	(6,460)	1,068	453
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	29,337	58,998	1,692	1,650	-
Transfers between variable and fixed accounts, net	(102,386)	(1,412,954)	160,878	55,274	25,157
Contract benefits and terminations (1)	(318,711)	(190,082)	(8,489)	(32)	(7)
Contract charges and deductions (1)	(8,911)	(11,142)	(203)	(13)	(19)
Other	5	(453)	13	(5)	(1)
Net Increase (Decrease) in Net Assets
Derived from Contract Owner Transactions	(400,666)	(1,555,633)	153,891	56,874	25,130
NET INCREASE (DECREASE) IN NET ASSETS	(492,677)	(1,462,361)	147,431	57,942	25,583
NET ASSETS
Beginning of Year or Period	1,821,470	3,283,831	57,942	-	-
End of Year or Period	$1,328,793	$1,821,470	$205,373	$57,942	$25,583

(1) Certain prior year numbers have been reclassified to conform to the current year presentation.

(2) Operations commenced during 2014 (See Financial Highlights for commencement date of operations).

(3) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements	H-18

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2015	Year Ended December 31, 2014	Period Ended December 31, 2015	Year/Period Ended December 31, 2015	Period Ended December 31, 2014

	American Century VP Mid Cap Value Class II		American Funds IS Asset Allocation Fund Class 4 (1)	American Funds IS Capital Income Builder Fund Class 4 (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$6,482	($1,934)	$144,349	$621	$11
Realized gain (loss) on investments	80,217	24,582	(946)	(27)	7
Change in net unrealized appreciation (depreciation) on investments	(93,539)	90,278	(340,144)	(2,638)	(105)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(6,840)	112,926	(196,741)	(2,044)	(87)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	91,437	6,110	38,271	-	-
Transfers between variable and fixed accounts, net	(1,460,481)	1,840,893	11,463,223	56,937	5,000
Contract benefits and terminations (3)	(97,648)	(21,653)	(69,095)	(21)	-
Contract charges and deductions (3)	(2,176)	(1,284)	(9,499)	(82)	(2)
Other	170	(88)	(1,149)	(3)	-
Net Increase (Decrease) in Net Assets
Derived from Contract Owner Transactions	(1,468,698)	1,823,978	11,421,751	56,831	4,998
NET INCREASE (DECREASE) IN NET ASSETS	(1,475,538)	1,936,904	11,225,010	54,787	4,911
NET ASSETS
Beginning of Year or Period	2,295,861	358,957	-	4,911	-
End of Year or Period	$820,323	$2,295,861	$11,225,010	$59,698	$4,911

	American Funds IS Global Growth Fund Class 4		American Funds IS Global Growth and Income Fund Class 4 (4)	American Funds IS Global Small Capitalization Fund Class 4 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$5,642	$117	$-	($14)
Realized gain (loss) on investments	42,698	3,123	(3)	(14)
Change in net unrealized appreciation (depreciation) on investments	(49,417)	(2,459)	-	(231)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(1,077)	781	(3)	(259)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	11,569	-	-	-
Transfers between variable and fixed accounts, net	1,414,811	39,363	-	7,279
Contract benefits and terminations (3)	(33,514)	(10)	3	(315)
Contract charges and deductions (3)	(1,047)	(65)	-	(2)
Other	(98)	(3)	-	1
Net Increase (Decrease) in Net Assets
Derived from Contract Owner Transactions	1,391,721	39,285	3	6,963
NET INCREASE (DECREASE) IN NET ASSETS	1,390,644	40,066	-	6,704
NET ASSETS
Beginning of Year or Period	49,569	9,503	-	-
End of Year or Period	$1,440,213	$49,569	$-	$6,704

(1) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

(2) Operations commenced during 2014 (See Financial Highlights for commencement date of operations).

(3) Certain prior year numbers have been reclassified to conform to the current year presentation.

(4)	Operations commenced during 2015 and all units were fully redeemed or transferred prior to December 31, 2015 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements	H-19

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended December 31, 2015	Year Ended December 31, 2014	Period Ended December 31, 2015	Period Ended December 31, 2014	Year Ended December 31, 2015	Year/Period Ended December 31, 2014

	American Funds IS Growth Fund Class 4 (1)		American Funds IS Growth-Income Fund Class 4 (1)		American Funds IS International Fund Class 4 (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$33,761		$82,742		$143	$79
Realized gain (loss) on investments	(1,656)		(3,738)		(34,433)	(2)
Change in net unrealized appreciation (depreciation) on investments	(90,832)		(237,578)		(8,377)	(606)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(58,727)		(158,574)		(42,667)	(529)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	11,937		20,414		29	-
Transfers between variable and fixed accounts, net	7,180,961		8,055,133		168,764	11,812
Contract benefits and terminations (3)	(116,514)		(139,963)		(11,594)	-
Contract charges and deductions (3)	(2,346)		(2,319)		(493)	(12)
Other	(627)		(253)		(47)	(1)
Net Increase (Decrease) in Net Assets
Derived from Contract Owner Transactions	7,073,411		7,933,012		156,659	11,799
NET INCREASE (DECREASE) IN NET ASSETS	7,014,684		7,774,438		113,992	11,270
NET ASSETS
Beginning of Year or Period	-		-		11,270	-
End of Year or Period	$7,014,684		$7,774,438		$125,262	$11,270

	American Funds IS International Growth and Income Fund Class 4		American Funds IS Managed Risk Asset Allocation Fund Class P2 (4)		American Funds IS New World Fund Class 4
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$3,277	$8,108	($2)	($170)	($1,124)	$244
Realized gain (loss) on investments	(10,767)	2,839	125	(427)	2,748	1,929
Change in net unrealized appreciation (depreciation) on investments	(22,221)	(34,903)	(8)	-	(15,236)	(15,240)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(29,711)	(23,956)	115	(597)	(13,612)	(13,067)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	4,373	20,733	19,409	-	13	55,013
Transfers between variable and fixed accounts, net	207,440	342,209	(19,409)	623	175,166	55,173
Contract benefits and terminations (3)	(128,066)	(2,054)	-	-	(3,134)	(1,374)
Contract charges and deductions (3)	(629)	(355)	-	(27)	(259)	(109)
Other	(5)	(31)	(1)	1	33	(6)
Net Increase (Decrease) in Net Assets
Derived from Contract Owner Transactions	83,113	360,502	(1)	597	171,819	108,697
NET INCREASE (DECREASE) IN NET ASSETS	53,402	336,546	114	-	158,207	95,630
NET ASSETS
Beginning of Year or Period	362,621	26,075	-	-	96,843	1,213
End of Year or Period	$416,023	$362,621	$114	$-	$255,050	$96,843
(1)	Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).
(2)	Operations commenced during 2014 (See Financial Highlights for commencement date of operations).
(3)	Certain prior year numbers have been reclassified to conform to the current year presentation.
(4)	Operations commenced during 2014 and all units were fully redeemed or transferred prior to December 31, 2014. Operations resumed during 2015 (See Note 1 in Notes to Financial Statements and Financial Highlights for commencement or resumption dates of operations).

See Notes to Financial Statements	H-20

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended December 31, 2015	Year Ended December 31, 2014	Year/Period Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year/Period Ended December 31, 2014

	American Funds IS U.S. Government/ AAA-Rated Securities Fund Class 4		BlackRock Global Allocation V.I. Class III		BlackRock iShares Alternative Strategies V.I. Class I (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$7,053	$5,322	($40,515)	$168,476	$1,596	$149
Realized gain (loss) on investments	(921)	(7,700)	974,033	1,613,602	(58)	15
Change in net unrealized appreciation (depreciation) on investments	(12,547)	670	(1,272,181)	(1,647,334)	(3,427)	(105)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(6,415)	(1,708)	(338,663)	134,744	(1,889)	59
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	6,516	104,205	118,171	-	-
Transfers between variable and fixed accounts, net	654,632	395,348	(736,679)	113,676	53,235	21,412
Contract benefits and terminations (2)	(42,966)	(50,656)	(1,546,567)	(1,445,577)	(1,053)	-
Contract charges and deductions (2)	(742)	(406)	(53,862)	(60,741)	(73)	(13)
Other	(45)	(24)	1,124	177	(1)	(2)
Net Increase (Decrease) in Net Assets
Derived from Contract Owner Transactions	610,879	350,778	(2,231,779)	(1,274,294)	52,108	21,397
NET INCREASE (DECREASE) IN NET ASSETS	604,464	349,070	(2,570,442)	(1,139,550)	50,219	21,456
NET ASSETS
Beginning of Year or Period	389,017	39,947	17,792,838	18,932,388	21,456	-
End of Year or Period	$993,481	$389,017	$15,222,396	$17,792,838	$71,675	$21,456

	BlackRock iShares Dynamic Allocation V.I. Class I (3)		BlackRock iShares Dynamic Fixed Income V.I. Class I (3)		Fidelity VIP Contrafund Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$28		$1,103		($8,025)	($11,186)
Realized gain (loss) on investments	(3)		(9)		183,822	87,847
Change in net unrealized appreciation (depreciation) on investments	(292)		(2,207)		(156,902)	65,930
Net Increase (Decrease) in Net Assets
Resulting from Operations	(267)		(1,113)		18,895	142,591
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-		3,907		55,921	10,951
Transfers between variable and fixed accounts, net	4,624		80,498		1,358,474	(92,792)
Contract benefits and terminations (2)	(165)		(2,484)		(349,811)	(94,913)
Contract charges and deductions (2)	(6)		(48)		(3,698)	(2,766)
Other	1		(2)		(173)	38
Net Increase (Decrease) in Net Assets
Derived from Contract Owner Transactions	4,454		81,871		1,060,713	(179,482)
NET INCREASE (DECREASE) IN NET ASSETS	4,187		80,758		1,079,608	(36,891)
NET ASSETS
Beginning of Year or Period	-		-		1,378,267	1,415,158
End of Year or Period	$4,187		$80,758		$2,457,875	$1,378,267

(1) Operations commenced during 2014 (See Financial Highlights for commencement date of operations).

(2) Certain prior year numbers have been reclassified to conform to the current year presentation.

(3) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements	H-21

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year/Period Ended December 31, 2014	Year/Period Ended December 31, 2015	Period Ended December 31, 2014

	Fidelity VIP FundsManager 60% Service Class 2		Fidelity VIP Government Money Market Service Class (1)		Fidelity VIP Strategic Income Service Class 2 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($354)	($95)	($150,757)	($100,746)	$5,011	$304
Realized gain (loss) on investments	9,046	1,735	-	-	(2,325)	(1,452)
Change in net unrealized appreciation (depreciation) on investments	(16,021)	1,575	-	-	(18,688)	(2,316)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(7,329)	3,215	(150,757)	(100,746)	(16,002)	(3,464)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	50	-	285,484	153,261	-	-
Transfers between variable and fixed accounts, net	153,046	49,222	4,959,695	12,340,192	281,171	86,068
Contract benefits and terminations (2)	(4,667)	(4,900)	(4,899,361)	(688,328)	(21,144)	(8,160)
Contract charges and deductions (2)	(1,351)	(827)	(23,395)	(16,193)	(474)	(261)
Other	(6)	(1)	41	(326)	(9)	-
Net Increase (Decrease) in Net Assets
Derived from Contract Owner Transactions	147,072	43,494	322,464	11,788,606	259,544	77,647
NET INCREASE (DECREASE) IN NET ASSETS	139,743	46,709	171,707	11,687,860	243,542	74,183
NET ASSETS
Beginning of Year or Period	119,516	72,807	11,687,860	-	74,183	-
End of Year or Period	$259,259	$119,516	$11,859,567	$11,687,860	$317,725	$74,183

	First Trust/Dow Jones Dividend & Income Allocation Class I		Franklin Founding Funds Allocation VIP Class 4		Franklin Income VIP Class 2 (3)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,660	($440)	$34,156	$66,040	($6)
Realized gain (loss) on investments	3,459	44	23,260	(81,481)	(159)
Change in net unrealized appreciation (depreciation) on investments	(7,597)	8,267	(199,058)	3,199	-
Net Increase (Decrease) in Net Assets
Resulting from Operations	(2,478)	7,871	(141,642)	(12,242)	(165)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	70	-	6,600	19,429	-
Transfers between variable and fixed accounts, net	84,457	56,112	(234,795)	536,532	286
Contract benefits and terminations (2)	(29,646)	(1,752)	(251,659)	(349,327)	(120)
Contract charges and deductions (2)	(1,003)	(141)	(10,105)	(13,928)	(1)
Other	(6)	(6)	22	44	-
Net Increase (Decrease) in Net Assets
Derived from Contract Owner Transactions	53,872	54,213	(489,937)	192,750	165
NET INCREASE (DECREASE) IN NET ASSETS	51,394	62,084	(631,579)	180,508	-
NET ASSETS
Beginning of Year or Period	132,411	70,327	2,417,397	2,236,889	-
End of Year or Period	$183,805	$132,411	$1,785,818	$2,417,397	$-

(1)	Operations commenced during 2014 (See Financial Highlights for commencement date of operations).
(2)	Certain prior year numbers have been reclassified to conform to the current year presentation.
(3)	Operations commenced during 2015 and all units were fully redeemed or transferred prior to December 31, 2015 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements	H-22

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year/Period Ended December 31, 2014	Year/Period Ended December 31, 2015	Year Ended December 31, 2014

	Franklin Mutual Global Discovery VIP Class 2		Franklin Rising Dividends VIP Class 2		Templeton Global Bond VIP Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$14,422	$20,821	$2,616	$9,325	$54,848	$42,155
Realized gain (loss) on investments	39,969	30,127	62,855	4,034	(37,265)	(24,648)
Change in net unrealized appreciation (depreciation) on investments	(102,156)	(33,020)	(109,004)	45,709	(64,988)	(16,646)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(47,765)	17,928	(43,533)	59,068	(47,405)	861
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	7,415	4,791	35,943	20,366	1,263	3,170
Transfers between variable and fixed accounts, net	140,947	247,845	(10,448)	191,632	(52,249)	370,655
Contract benefits and terminations (1)	(107,930)	(67,563)	(131,806)	(92,581)	(158,851)	(113,520)
Contract charges and deductions (1)	(1,790)	(2,145)	(1,588)	(2,397)	(2,034)	(2,205)
Other	390	28	140	69	(159)	(26)
Net Increase (Decrease) in Net Assets
Derived from Contract Owner Transactions	39,032	182,956	(107,759)	117,089	(212,030)	258,074
NET INCREASE (DECREASE) IN NET ASSETS	(8,733)	200,884	(151,292)	176,157	(259,435)	258,935
NET ASSETS
Beginning of Year	998,599	797,715	928,746	752,589	1,011,338	752,403
End of Year	$989,866	$998,599	$777,454	$928,746	$751,903	$1,011,338

	GE Investments Total Return Class 3		Ivy Funds VIP Asset Strategy (2)		Ivy Funds VIP Energy (3)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$166	$3,823	($441)	($86)	($355)
Realized gain (loss) on investments	40,130	33,219	471	(2,027)	(68)
Change in net unrealized appreciation (depreciation) on investments	(66,695)	(297)	(3,552)	(390)	(12,165)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(26,399)	36,745	(3,522)	(2,503)	(12,588)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	14,456	100	-	-
Transfers between variable and fixed accounts, net	86,233	209,164	(16,072)	41,035	98,972
Contract benefits and terminations (1)	(440,497)	(57,119)	-	-	-
Contract charges and deductions (1)	(4,813)	(4,383)	(138)	(32)	(35)
Other	11	(11)	1	(1)	(4)
Net Increase (Decrease) in Net Assets
Derived from Contract Owner Transactions	(359,066)	162,107	(16,109)	41,002	98,933
NET INCREASE (DECREASE) IN NET ASSETS	(385,465)	198,852	(19,631)	38,499	86,345
NET ASSETS
Beginning of Year or Period	1,194,272	995,420	38,499	-	-
End of Year or Period	$808,807	$1,194,272	$18,868	$38,499	$86,345

(1) Certain prior year numbers have been reclassified to conform to the current year presentation.

(2) Operations commenced during 2014 (See Financial Highlights for commencement date of operations).

(3) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements	H-23

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year/Period Ended December 31, 2014	Year/Period Ended December 31, 2015	Period Ended December 31, 2014

	Janus Aspen Series Balanced Service Shares		Janus Aspen Series Flexible Bond Service Shares (1)		JPMorgan Insurance Trust Global Allocation Class 2 (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$2,224	$8,840	($13)	$150	$211
Realized gain (loss) on investments	101,126	72,482	104	(1)	91
Change in net unrealized appreciation (depreciation) on investments	(121,107)	110,411	(1,221)	(101)	(895)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(17,757)	191,733	(1,130)	48	(593)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	49,177	14,281	-	-	-
Transfers between variable and fixed accounts, net	22,875	603,831	55,358	92,020	18,194
Contract benefits and terminations (3)	(454,934)	(122,306)	(10,352)	(37)	-
Contract charges and deductions (3)	(11,691)	(10,488)	(115)	(5)	(2)
Other	(188)	(38)	(2)	(3)	(1)
Net Increase (Decrease) in Net Assets
Derived from Contract Owner Transactions	(394,761)	485,280	44,889	91,975	18,191
NET INCREASE (DECREASE) IN NET ASSETS	(412,518)	677,013	43,759	92,023	17,598
NET ASSETS
Beginning of Year or Period	3,258,910	2,581,897	92,023	-	-
End of Year or Period	$2,846,392	$3,258,910	$135,782	$92,023	$17,598

	JPMorgan Insurance Trust Income Builder Class 2 (2)		Lord Abbett Bond Debenture Class VC		Lord Abbett International Core Equity Class VC (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$996		$15,764	$20,375	$1,056	$105
Realized gain (loss) on investments	51		(24,547)	9,416	(621)	284
Change in net unrealized appreciation (depreciation) on investments	(2,068)		(12,014)	(20,705)	(18,106)	(783)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(1,021)		(20,797)	9,086	(17,671)	(394)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-		525	1,597	-	-
Transfers between variable and fixed accounts, net	43,612		220,788	272,073	195,211	12,218
Contract benefits and terminations (3)	(297)		(139,268)	(50,624)	(223)	-
Contract charges and deductions (3)	(12)		(1,170)	(763)	(234)	(5)
Other	(3)		(18)	(19)	(7)	(1)
Net Increase (Decrease) in Net Assets
Derived from Contract Owner Transactions	43,300		80,857	222,264	194,747	12,212
NET INCREASE (DECREASE) IN NET ASSETS	42,279		60,060	231,350	177,076	11,818
NET ASSETS
Beginning of Year or Period	-		525,473	294,123	11,818	-
End of Year or Period	$42,279		$585,533	$525,473	$188,894	$11,818

(1) Operations commenced during 2014 (See Financial Highlights for commencement date of operations).

(2) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

(3) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	H-24

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2015	Period Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014

	Lord Abbett Total Return Class VC (1)		MFS Total Return Series - Service Class		MFS Utilities Series - Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$2,700	$2,932	$7,038	$1,984	$9,944	$7,557
Realized gain (loss) on investments	(1,908)	787	14,596	17,438	(16,236)	24,092
Change in net unrealized appreciation (depreciation) on investments	(2,468)	(2,551)	(34,415)	14,449	(72,739)	11,252
Net Increase (Decrease) in Net Assets
Resulting from Operations	(1,676)	1,168	(12,781)	33,871	(79,031)	42,901
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	-	2,166	16,343	-	29,597
Transfers between variable and fixed accounts, net	(38,601)	181,396	(90,179)	63,944	(982,992)	1,456,337
Contract benefits and terminations (2)	(2,917)	(1,619)	(46,335)	(19,764)	(149,816)	(57,544)
Contract charges and deductions (2)	(163)	(78)	(1,859)	(1,385)	(818)	(1,267)
Other	2	(14)	6	(2)	33	10
Net Increase (Decrease) in Net Assets
Derived from Contract Owner Transactions	(41,679)	179,685	(136,201)	59,136	(1,133,593)	1,427,133
NET INCREASE (DECREASE) IN NET ASSETS	(43,355)	180,853	(148,982)	93,007	(1,212,624)	1,470,034
NET ASSETS
Beginning of Year or Period	180,853	-	630,370	537,363	1,492,289	22,255
End of Year or Period	$137,498	$180,853	$481,388	$630,370	$279,665	$1,492,289

	PIMCO All Asset All Authority - Advisor Class (1)		PIMCO CommodityRealReturn Strategy - Advisor Class		Van Eck VIP Global Hard Assets Class S
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,445	$6,871	$161	($79)	($1,031)	($2,437)
Realized gain (loss) on investments	(29,259)	61	(2,457)	(238)	(28,177)	(20,406)
Change in net unrealized appreciation (depreciation) on investments	11,100	(23,482)	(1,849)	(1,513)	(2,571)	(21,971)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(16,714)	(16,550)	(4,145)	(1,830)	(31,779)	(44,814)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	-	1,100	-	-	7,918
Transfers between variable and fixed accounts, net	20,267	209,497	12,062	4,254	27,274	43,257
Contract benefits and terminations (2)	(124,621)	(28)	(3,666)	(703)	(41,372)	(73,734)
Contract charges and deductions (2)	(202)	(149)	(27)	(19)	(137)	(300)
Other	3	(11)	-	1	5	23
Net Increase (Decrease) in Net Assets
Derived from Contract Owner Transactions	(104,553)	209,309	9,469	3,533	(14,230)	(22,836)
NET INCREASE (DECREASE) IN NET ASSETS	(121,267)	192,759	5,324	1,703	(46,009)	(67,650)
NET ASSETS
Beginning of Year or Period	192,759	-	6,874	5,171	89,440	157,090
End of Year or Period	$71,492	$192,759	$12,198	$6,874	$43,431	$89,440

(1) Operations commenced during 2014 (See Financial Highlights for commencement date of operations).

(2) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	H-25

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values (“AUV”), units outstanding, net assets, investment income ratios, expense ratios, and total returns for each year or period ended December 31 are presented in the table below.

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
Diversified Bond
2015	$13.27	173,367	$2,301,447	0.00%	1.25%	(0.20%)
2014	13.30	157,416	2,093,965	0.00%	1.25%	6.36%
2013	12.51	156,958	1,963,073	0.00%	1.25%	(2.38%)
2012	12.81	212,545	2,723,005	2.66%	1.25%	7.02%
2011	11.97	304,295	3,642,786	6.64%	1.25%	4.63%
Floating Rate Income
2015	$10.01	108,035	$1,081,881	0.00%	1.25%	(0.39%)
2014	10.05	68,287	686,500	0.00%	1.25%	(0.84%)
06/26/2013 - 12/31/2013	10.14	45,171	457,956	0.00%	1.25%	2.67%
Floating Rate Loan
2015	$9.60	181,038	$1,737,953	0.00%	1.25%	(2.24%)
2014	9.82	235,059	2,308,336	0.00%	1.25%	(0.41%)
2013	9.86	293,722	2,896,435	0.00%	1.25%	3.23%
2012	9.55	248,885	2,377,439	4.97%	1.25%	6.75%
2011	8.95	359,882	3,220,301	14.14%	1.25%	1.23%
High Yield Bond
2015	$41.04	443,664	$18,208,846	0.00%	1.25%	(5.82%)
2014	43.58	521,581	22,730,346	0.00%	1.25%	(0.87%)
2013	43.96	632,839	27,821,994	0.00%	1.25%	5.91%
2012	41.51	712,270	29,565,434	6.75%	1.25%	13.86%
2011	36.46	735,377	26,808,303	10.35%	1.25%	2.14%
Inflation Managed
2015	$35.41	489,114	$17,319,607	0.00%	1.25%	(4.26%)
2014	36.99	572,343	21,169,306	0.00%	1.25%	1.83%
2013	36.32	656,381	23,841,361	0.00%	1.25%	(10.05%)
2012	40.38	834,406	33,693,844	2.29%	1.25%	8.50%
2011	37.22	930,089	34,615,529	4.20%	1.25%	10.47%
Inflation Strategy
2015	$9.65	22,274	$214,873	0.00%	1.25%	(4.41%)
2014	10.09	26,990	272,380	0.00%	1.25%	1.06%
2013	9.99	24,394	243,603	0.00%	1.25%	(10.59%)
2012	11.17	21,028	234,860	0.28%	1.25%	4.20%
06/28/2011 - 12/31/2011	10.72	46,129	494,462	4.03%	1.25%	6.78%
Managed Bond
2015	$40.90	1,220,031	$49,895,517	0.00%	1.25%	(0.69%)
2014	41.18	1,377,752	56,735,458	0.00%	1.25%	3.14%
2013	39.93	1,551,193	61,935,745	0.00%	1.25%	(3.42%)
2012	41.34	1,851,232	76,533,958	4.98%	1.25%	9.34%
2011	37.81	2,155,475	81,497,092	4.47%	1.25%	2.55%
Short Duration Bond
2015	$10.86	344,679	$3,742,881	0.00%	1.25%	(0.93%)
2014	10.96	369,395	4,049,002	0.00%	1.25%	(0.58%)
2013	11.03	443,908	4,894,225	0.00%	1.25%	(0.85%)
2012	11.12	390,496	4,342,286	0.76%	1.25%	1.91%
2011	10.91	449,655	4,906,595	1.73%	1.25%	(0.38%)
Emerging Markets Debt
2015	$9.09	15,751	$143,108	0.00%	1.25%	(5.61%)
2014	9.63	24,695	237,699	0.00%	1.25%	(5.02%)
2013	10.13	23,222	235,337	0.00%	1.25%	(7.60%)
05/15/2012 - 12/31/2012	10.97	7,276	79,797	7.59%	1.25%	11.57%
Comstock
2015	$15.57	272,703	$4,246,865	0.00%	1.25%	(7.22%)
2014	16.78	325,692	5,466,564	0.00%	1.25%	7.80%
2013	15.57	503,064	7,832,487	0.00%	1.25%	33.90%
2012	11.63	463,668	5,391,400	1.97%	1.25%	17.07%
2011	9.93	469,998	4,668,281	2.75%	1.25%	(3.32%)
Dividend Growth
2015	$18.42	433,597	$7,988,181	0.00%	1.25%	0.82%
2014	18.27	489,775	8,949,414	0.00%	1.25%	10.71%
2013	16.50	548,398	9,051,055	0.00%	1.25%	28.50%
2012	12.84	610,856	7,845,999	1.61%	1.25%	13.13%
2011	11.35	707,240	8,030,009	2.05%	1.25%	1.99%

See Notes to Financial Statements	H-26	See explanation of references on page H-32

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
Equity Index
2015	$62.61	913,949	$57,219,477	0.00%	1.25%	(0.12%)
2014	62.68	1,047,351	65,647,435	0.00%	1.25%	11.98%
2013	55.98	1,129,437	63,221,550	0.00%	1.25%	30.28%
2012	42.97	1,256,079	53,967,929	2.29%	1.25%	14.33%
2011	37.58	1,423,314	53,489,489	2.35%	1.25%	0.56%
Focused Growth
2015	$20.24	310,476	$6,282,999	0.00%	1.25%	8.73%
2014	18.61	240,919	4,484,114	0.00%	1.25%	8.71%
2013	17.12	290,357	4,971,352	0.00%	1.25%	31.86%
2012	12.99	331,909	4,309,865	0.00%	1.25%	21.67%
2011	10.67	363,025	3,874,223	0.00%	1.25%	(10.82%)
Growth
2015	$60.08	1,060,806	$63,733,190	0.00%	1.25%	6.13%
2014	56.61	1,147,607	64,967,162	0.00%	1.25%	7.52%
2013	52.65	1,300,050	68,447,076	0.00%	1.25%	32.54%
2012	39.72	1,517,528	60,279,707	0.87%	1.25%	16.77%
2011	34.02	1,726,137	58,721,370	0.94%	1.25%	(7.22%)
Large-Cap Growth
2015	$11.89	446,594	$5,312,213	0.00%	1.25%	4.77%
2014	11.35	361,377	4,102,832	0.00%	1.25%	7.08%
2013	10.60	398,220	4,222,062	0.00%	1.25%	35.77%
2012	7.81	638,639	4,987,087	0.00%	1.25%	16.76%
2011	6.69	495,705	3,315,272	0.00%	1.25%	(0.19%)
Large-Cap Value
2015	$21.96	592,567	$13,014,398	0.00%	1.25%	(4.19%)
2014	22.92	682,216	15,638,752	0.00%	1.25%	10.12%
2013	20.82	828,977	17,257,377	0.00%	1.25%	30.61%
2012	15.94	866,337	13,807,894	1.91%	1.25%	14.95%
2011	13.86	983,820	13,640,446	3.36%	1.25%	3.42%
Long/Short Large-Cap
2015	$14.98	109,493	$1,640,194	0.00%	1.25%	(4.03%)
2014	15.61	191,810	2,994,010	0.00%	1.25%	14.09%
2013	13.68	122,492	1,675,887	0.00%	1.25%	33.45%
2012	10.25	94,598	969,827	0.67%	1.25%	16.62%
2011	8.79	135,336	1,189,768	1.31%	1.25%	(3.81%)
Main Street Core
2015	$54.19	1,266,188	$68,612,342	0.00%	1.25%	2.07%
2014	53.09	1,437,303	76,304,562	0.00%	1.25%	9.44%
2013	48.51	1,599,031	77,568,849	0.00%	1.25%	30.13%
2012	37.28	1,825,641	68,055,589	1.01%	1.25%	15.56%
2011	32.26	2,052,310	66,202,453	1.08%	1.25%	(0.77%)
Mid-Cap Equity
2015	$31.40	410,735	$12,895,684	0.00%	1.25%	0.30%
2014	31.30	455,022	14,242,838	0.00%	1.25%	2.93%
2013	30.41	557,139	16,942,520	0.00%	1.25%	34.52%
2012	22.61	598,737	13,535,110	0.65%	1.25%	6.01%
2011	21.32	699,961	14,926,065	0.53%	1.25%	(6.57%)
Mid-Cap Growth
2015	$13.20	477,763	$6,308,854	0.00%	1.25%	(6.90%)
2014	14.18	529,256	7,506,759	0.00%	1.25%	7.15%
2013	13.24	619,568	8,201,651	0.00%	1.25%	31.44%
2012	10.07	722,400	7,275,748	0.38%	1.25%	6.15%
2011	9.49	959,104	9,099,661	0.00%	1.25%	(8.95%)
Mid-Cap Value
2015	$22.64	61,047	$1,382,103	0.00%	1.25%	(1.61%)
2014	23.01	76,776	1,766,657	0.00%	1.25%	5.17%
2013	21.88	160,813	3,518,436	0.00%	1.25%	32.23%
2012	16.55	62,383	1,032,187	1.36%	1.25%	13.06%
2011	14.63	48,038	703,010	4.98%	1.25%	(6.86%)
Small-Cap Equity
2015	$20.87	59,581	$1,243,574	0.00%	1.25%	(9.03%)
2014	22.94	71,786	1,646,961	0.00%	1.25%	0.45%
2013	22.84	95,166	2,173,653	0.00%	1.25%	33.77%
2012	17.07	63,526	1,084,656	1.43%	1.25%	14.48%
2011	14.91	91,484	1,364,385	1.24%	1.25%	(4.58%)

See Notes to Financial Statements	H-27	See explanation of references on page H-32

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
Small-Cap Growth
2015	$16.06	417,909	$6,710,580	0.00%	1.25%	(9.49%)
2014	17.74	440,758	7,819,672	0.00%	1.25%	(0.88%)
2013	17.90	539,359	9,653,582	0.00%	1.25%	32.21%
2012	13.54	581,838	7,876,974	0.08%	1.25%	11.46%
2011	12.15	710,221	8,626,275	0.00%	1.25%	(4.30%)
Small-Cap Index
2015	$24.85	408,472	$10,150,141	0.00%	1.25%	(6.11%)
2014	26.47	459,619	12,163,973	0.00%	1.25%	3.09%
2013	25.67	606,957	15,581,681	0.00%	1.25%	36.56%
2012	18.80	632,785	11,895,700	1.01%	1.25%	14.69%
2011	16.39	727,543	11,925,516	0.54%	1.25%	(5.69%)
Small-Cap Value
2015	$32.94	154,257	$5,081,120	0.00%	1.25%	(5.52%)
2014	34.87	180,447	6,291,372	0.00%	1.25%	4.33%
2013	33.42	212,234	7,092,570	0.00%	1.25%	30.84%
2012	25.54	213,076	5,442,185	1.91%	1.25%	9.71%
2011	23.28	258,499	6,018,034	1.54%	1.25%	1.04%
Value Advantage
2015	$12.29	7,634	$93,828	0.00%	1.25%	(5.88%)
2014	13.06	109,082	1,424,394	0.00%	1.25%	12.73%
08/15/2013 - 12/31/2013	11.58	12,290	142,365	0.00%	1.25%	10.00%
Emerging Markets
2015	$27.45	402,322	$11,045,013	0.00%	1.25%	(15.11%)
2014	32.34	442,233	14,302,345	0.00%	1.25%	(6.18%)
2013	34.47	487,635	16,808,772	0.00%	1.25%	7.40%
2012	32.10	613,911	19,704,007	0.75%	1.25%	20.01%
2011	26.74	642,901	17,193,756	1.75%	1.25%	(18.98%)
International Large-Cap
2015	$12.31	748,962	$9,221,399	0.00%	1.25%	(1.67%)
2014	12.52	830,548	10,399,977	0.00%	1.25%	(6.20%)
2013	13.35	948,003	12,655,757	0.00%	1.25%	16.95%
2012	11.41	1,113,642	12,711,919	1.51%	1.25%	21.01%
2011	9.43	1,266,553	11,947,484	3.15%	1.25%	(11.23%)
International Small-Cap
2015	$11.24	89,462	$1,005,532	0.00%	1.25%	5.10%
2014	10.69	85,088	909,918	0.00%	1.25%	(3.63%)
2013	11.10	96,535	1,071,213	0.00%	1.25%	26.50%
2012	8.77	160,574	1,408,567	3.62%	1.25%	17.95%
2011	7.44	125,270	931,632	6.23%	1.25%	(13.35%)
International Value
2015	$16.26	1,594,106	$25,921,922	0.00%	1.25%	(3.85%)
2014	16.91	1,711,612	28,945,758	0.00%	1.25%	(11.66%)
2013	19.14	1,876,566	35,922,529	0.00%	1.25%	20.17%
2012	15.93	2,135,574	34,018,696	3.36%	1.25%	16.35%
2011	13.69	2,383,394	32,630,746	7.68%	1.25%	(13.99%)
Health Sciences
2015	$39.67	293,358	$11,637,487	0.00%	1.25%	8.23%
2014	36.65	380,104	13,932,340	0.00%	1.25%	22.99%
2013	29.80	403,193	12,016,391	0.00%	1.25%	54.55%
2012	19.28	359,843	6,939,238	0.00%	1.25%	24.12%
2011	15.54	357,009	5,546,915	0.00%	1.25%	10.55%
Real Estate
2015	$51.09	168,142	$8,590,083	0.00%	1.25%	0.26%
2014	50.96	216,248	11,019,114	0.00%	1.25%	28.97%
2013	39.51	185,476	7,328,122	0.00%	1.25%	0.45%
2012	39.33	219,620	8,638,332	1.13%	1.25%	14.76%
2011	34.27	246,289	8,441,163	0.00%	1.25%	4.81%
Technology
2015	$7.58	240,896	$1,825,160	0.00%	1.25%	(4.25%)
2014	7.91	234,735	1,857,388	0.00%	1.25%	8.49%
2013	7.29	244,057	1,780,061	0.00%	1.25%	20.98%
2012	6.03	317,059	1,911,521	0.00%	1.25%	5.80%
2011	5.70	364,427	2,076,604	0.00%	1.25%	(6.08%)
Absolute Return (4)
08/25/2015 - 12/31/2015	$9.57	1,096	$10,487	0.00%	1.25%	(1.62%)

See Notes to Financial Statements	H-28	See explanation of references on page H-32

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
Currency Strategies
2015	$10.34	3,901	$40,330	0.00%	1.25%	0.17%
2014	10.32	4,185	43,202	0.00%	1.25%	2.24%
2013	10.10	4,847	48,932	0.00%	1.25%	2.43%
11/08/2012 - 12/31/2012	9.86	311	3,063	0.00%	1.25%	0.96%
Equity Long/Short (4)
06/10/2015 - 12/31/2015	$11.51	20,983	$241,482	0.00%	1.25%	13.87%
Global Absolute Return
2015	$10.31	10,533	$108,628	0.00%	1.25%	1.41%
2014	10.17	10,250	104,247	0.00%	1.25%	4.71%
2013	9.71	11,926	115,833	0.00%	1.25%	(2.38%)
12/14/2012 - 12/31/2012	9.95	841	8,366	0.00%	1.25%	0.52%
Pacific Dynamix - Conservative Growth
2015	$14.90	109,467	$1,631,140	0.00%	1.25%	(2.33%)
2014	15.26	71,259	1,087,098	0.00%	1.25%	4.19%
2013	14.64	49,082	718,659	0.00%	1.25%	8.03%
2012	13.55	66,290	898,444	1.45%	1.25%	8.06%
2011	12.54	76,388	958,115	2.57%	1.25%	1.64%
Pacific Dynamix - Moderate Growth
2015	$16.46	251,132	$4,134,550	0.00%	1.25%	(3.07%)
2014	16.99	247,534	4,204,416	0.00%	1.25%	4.22%
2013	16.30	240,931	3,926,412	0.00%	1.25%	13.52%
2012	14.36	197,044	2,828,709	1.29%	1.25%	10.35%
2011	13.01	201,839	2,625,781	2.66%	1.25%	(0.77%)
Pacific Dynamix - Growth
2015	$18.09	200,191	$3,621,772	0.00%	1.25%	(3.66%)
2014	18.78	201,407	3,782,131	0.00%	1.25%	4.12%
2013	18.04	192,266	3,467,603	0.00%	1.25%	19.48%
2012	15.09	201,445	3,040,731	1.51%	1.25%	12.34%
2011	13.44	181,455	2,438,039	1.80%	1.25%	(3.06%)
Portfolio Optimization Conservative
2015	$11.00	3,094,955	$34,058,934	0.00%	1.25%	(1.27%)
2014	11.15	3,589,424	40,010,362	0.00%	1.25%	2.11%
2013	10.92	4,094,974	44,703,464	0.00%	1.25%	1.76%
2012	10.73	4,776,681	51,245,429	2.29%	1.25%	8.74%
05/05/2011 - 12/31/2011	9.87	5,675,987	55,997,382	1.66%	1.25%	(0.92%)
Portfolio Optimization Moderate-Conservative
2015	$11.42	4,150,501	$47,398,569	0.00%	1.25%	(1.64%)
2014	11.61	4,742,723	55,067,454	0.00%	1.25%	2.74%
2013	11.30	5,489,534	62,039,793	0.00%	1.25%	6.82%
2012	10.58	6,295,721	66,607,864	2.23%	1.25%	10.26%
05/03/2011 - 12/31/2011	9.60	6,744,174	64,710,347	1.42%	1.25%	(3.85%)
Portfolio Optimization Moderate
2015	$11.77	13,013,632	$153,162,474	0.00%	1.25%	(1.60%)
2014	11.96	14,600,136	174,627,395	0.00%	1.25%	3.32%
2013	11.58	15,775,486	182,621,680	0.00%	1.25%	11.34%
2012	10.40	17,108,972	177,889,202	1.96%	1.25%	11.54%
05/03/2011 - 12/31/2011	9.32	18,669,940	174,038,828	1.28%	1.25%	(6.46%)
Portfolio Optimization Growth
2015	$12.10	8,565,609	$103,603,036	0.00%	1.25%	(1.57%)
2014	12.29	9,525,267	117,046,652	0.00%	1.25%	3.78%
2013	11.84	10,431,350	123,512,794	0.00%	1.25%	16.00%
2012	10.21	11,293,959	115,279,322	1.65%	1.25%	12.60%
05/12/2011 - 12/31/2011	9.06	12,996,189	117,809,128	1.00%	1.25%	(8.24%)
Portfolio Optimization Aggressive-Growth
2015	$12.14	3,667,578	$44,525,040	0.00%	1.25%	(2.14%)
2014	12.41	3,782,227	46,922,368	0.00%	1.25%	3.98%
2013	11.93	4,112,410	49,065,556	0.00%	1.25%	19.36%
2012	10.00	4,500,011	44,980,538	1.33%	1.25%	13.74%
06/24/2011 - 12/31/2011	8.79	5,335,357	46,889,899	0.85%	1.25%	(5.93%)
Invesco V.I. Balanced-Risk Allocation Series II
2015	$16.07	82,706	$1,328,793	3.88%	1.25%	(5.59%)
2014	17.02	107,036	1,821,470	0.00%	1.25%	4.40%
2013	16.30	201,455	3,283,831	1.11%	1.25%	0.16%
2012	16.27	483,083	7,862,040	0.80%	1.25%	9.26%
2011	14.90	421,863	6,283,686	0.06%	1.25%	9.24%

See Notes to Financial Statements	H-29	See explanation of references on page H-32

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
Invesco V.I. Equity and Income Series II
2015	$10.14	20,251	$205,373	3.04%	1.25%	(3.80%)
09/24/2014 - 12/31/2014	10.54	5,497	57,942	0.38%	1.25%	0.68%
Invesco V.I. Global Real Estate Series II (4)
07/24/2015 - 12/31/2015	$9.37	2,730	$25,583	11.50%	1.25%	(1.93%)
American Century VP Mid Cap Value Class II
2015	$14.03	58,484	$820,323	1.75%	1.25%	(2.80%)
2014	14.43	159,093	2,295,861	1.00%	1.25%	14.79%
03/12/2013 - 12/31/2013	12.57	28,554	358,957	1.39%	1.25%	17.27%
American Funds IS Asset Allocation Fund Class 4 (4)
10/30/2015 - 12/31/2015	$9.83	1,142,318	$11,225,010	See Note (5)	1.25%	(1.73%)
American Funds IS Capital Income Builder Class 4
2015	$9.60	6,220	$59,698	3.24%	1.25%	(3.01%)
09/24/2014 - 12/31/2014	9.90	496	4,911	2.06%	1.25%	(1.74%)
American Funds IS Global Growth Fund Class 4
2015	$11.24	128,113	$1,440,213	2.15%	1.25%	5.36%
2014	10.67	4,646	49,569	1.58%	1.25%	0.75%
11/18/2013 - 12/31/2013	10.59	897	9,503	See Note (5)	1.25%	4.47%
American Funds IS Global Growth and Income Fund Class 4 (6)
11/02/2015 - 11/09/2015	$9.95	-	$-	0.00%	1.25%	(1.43%)
American Funds IS Global Small Capitalization Fund Class 4 (4)
11/03/2015 -12/31/2015	$9.86	680	$6,704	0.00%	1.25%	(3.52%)
American Funds IS Growth Fund Class 4 (4)
10/30/2015 - 12/31/2015	$9.92	707,304	$7,014,684	4.09%	1.25%	(0.83%)
American Funds IS Growth-Income Fund Class 4 (4)
10/30/2015 - 12/31/2015	$9.80	793,158	$7,774,438	7.53%	1.25%	(1.98%)
American Funds IS International Fund Class 4
2015	$9.00	13,923	$125,262	1.30%	1.25%	(5.93%)
05/02/2014 - 12/31/2014	9.56	1,178	11,270	2.26%	1.25%	(4.49%)
American Funds IS International Growth and Income Fund Class 4
2015	$9.11	45,687	$416,023	2.06%	1.25%	(6.99%)
2014	9.79	37,039	362,621	4.80%	1.25%	(4.59%)
11/18/2013 - 12/31/2013	10.26	2,541	26,075	See Note (5)	1.25%	2.15%
American Funds IS Managed Risk Asset Allocation Fund Class P2 (7)
04/22/2015 - 12/31/2015	$10.22	11	$114	0.44%	1.25%	(3.96%)
05/15/2014 - 10/15/2014	10.01	-	-	0.02%	1.25%	(1.85%)
American Funds IS New World Fund Class 4
2015	$8.80	28,980	$255,050	0.60%	1.25%	(4.57%)
2014	9.22	10,501	96,843	1.59%	1.25%	(9.27%)
11/01/2013 - 12/31/2013	10.17	119	1,213	See Note (5)	1.25%	1.65%
American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4
2015	$10.20	97,396	$993,481	2.68%	1.25%	0.03%
2014	10.20	38,148	389,017	3.42%	1.25%	3.45%
12/31/2013 - 12/31/2013	9.86	4,053	39,947	0.00%	1.25%	0.00%
BlackRock Global Allocation V.I. Class III
2015	$11.77	1,293,343	$15,222,396	1.01%	1.25%	(2.23%)
2014	12.04	1,478,011	17,792,838	2.16%	1.25%	0.67%
2013	11.96	1,583,145	18,932,388	1.05%	1.25%	12.99%
2012	10.58	1,723,178	18,237,147	1.42%	1.25%	8.60%
2011	9.75	1,889,691	18,416,074	2.29%	1.25%	(4.83%)
BlackRock iShares Alterative Strategies V.I. Class I
2015	$10.00	7,164	$71,675	4.64%	1.25%	(2.25%)
07/31/2014 - 12/31/2014	10.24	2,096	21,456	2.90%	1.25%	0.27%
BlackRock iShares Dynamic Allocation V.I. Class I (4)
01/26/2015 - 12/31/2015	$9.52	440	$4,187	1.91%	1.25%	(5.93%)
BlackRock iShares Dynamic Fixed Income V.I. Class I (4)
07/14/2015 - 12/31/2015	$9.79	8,247	$80,758	4.39%	1.25%	(1.48%)
Fidelity VIP Contrafund Service Class 2
2015	$13.78	178,401	$2,457,875	0.90%	1.25%	(0.83%)
2014	13.89	99,207	1,378,267	0.58%	1.25%	10.27%
01/04/2013 - 12/31/2013	12.60	112,321	1,415,158	1.51%	1.25%	25.76%

See Notes to Financial Statements	H-30	See explanation of references on page H-32

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
Fidelity VIP FundsManager 60% Service Class 2
2015	$12.31	21,065	$259,259	1.09%	1.25%	(0.98%)
2014	12.43	9,616	119,516	1.16%	1.25%	3.95%
2013	11.96	6,089	72,807	1.23%	1.25%	16.92%
05/02/2012 - 12/31/2012	10.23	3,876	39,638	1.91%	1.25%	2.26%
Fidelity VIP Government Money Market Service Class
2015	$9.79	1,210,791	$11,859,567	0.01%	1.25%	(1.23%)
04/30/2014 - 12/31/2014	9.92	1,178,555	11,687,860	0.01%	1.25%	(0.83%)
Fidelity VIP Strategic Income Service Class 2
2015	$9.85	32,243	$317,725	3.03%	1.25%	(3.15%)
01/24/2014 - 12/31/2014	10.17	7,291	74,183	1.45%	1.25%	1.54%
First Trust/Dow Jones Dividend & Income Allocation Class I
2015	$12.38	14,846	$183,805	2.08%	1.25%	(1.15%)
2014	12.53	10,571	132,411	0.72%	1.25%	8.67%
2013	11.53	6,102	70,327	1.09%	1.25%	11.35%
10/03/2012 - 12/31/2012	10.35	2,463	25,494	2.50%	1.25%	(0.04%)
Franklin Founding Funds Allocation VIP Class 4
2015	$11.72	152,420	$1,785,818	2.86%	1.25%	(7.40%)
2014	12.65	191,048	2,417,397	3.31%	1.25%	1.47%
2013	12.47	179,389	2,236,889	10.10%	1.25%	22.14%
2012	10.21	159,856	1,631,934	2.72%	1.25%	13.74%
2011	8.98	165,274	1,483,459	0.02%	1.25%	(2.89%)
Franklin Income VIP Class 2 (6)
11/02/2015 - 11/20/2015	$9.24	-	$-	0.00%	1.25%	(1.81%)
Franklin Mutual Global Discovery VIP Class 2
2015	$12.31	80,433	$989,866	2.67%	1.25%	(4.85%)
2014	12.93	77,210	998,599	2.88%	1.25%	4.40%
02/19/2013 - 12/31/2013	12.39	64,389	797,715	2.47%	1.25%	17.89%
Franklin Rising Dividends VIP Class 2
2015	$12.81	60,698	$777,454	1.54%	1.25%	(4.84%)
2014	13.46	68,997	928,746	1.91%	1.25%	7.37%
02/14/2013 - 12/31/2013	12.54	60,032	752,589	2.01%	1.25%	19.70%
Templeton Global Bond VIP Class 2
2015	$9.49	79,263	$751,903	7.53%	1.25%	(5.49%)
2014	10.04	100,754	1,011,338	5.53%	1.25%	0.57%
01/22/2013 - 12/31/2013	9.98	75,384	752,403	4.62%	1.25%	(0.33%)
GE Investments Total Return Class 3
2015	$16.43	49,235	$808,807	1.27%	1.25%	(2.57%)
2014	16.86	70,832	1,194,272	1.59%	1.25%	3.77%
2013	16.25	61,263	995,420	1.28%	1.25%	13.22%
2012	14.35	62,075	890,867	1.35%	1.25%	10.85%
2011	12.95	94,640	1,225,235	1.59%	1.25%	(4.30%)
Ivy Funds VIP Asset Strategy
2015	$8.79	2,147	$18,868	0.40%	1.25%	(9.49%)
05/15/2014 - 12/31/2014	9.71	3,965	38,499	0.81%	1.25%	(1.96%)
Ivy Funds VIP Energy (4)
05/01/2015 - 12/31/2015	$6.98	12,376	$86,345	0.01%	1.25%	(30.23%)
Janus Aspen Series Balanced Service Shares
2015	$12.38	229,901	$2,846,392	1.32%	1.25%	(0.84%)
2014	12.49	261,017	3,258,910	1.55%	1.25%	6.89%
04/12/2013 - 12/31/2013	11.68	221,049	2,581,897	1.99%	1.25%	10.41%
Janus Aspen Series Flexible Bond Service Shares
2015	$9.96	13,635	$135,782	1.23%	1.25%	(1.30%)
10/13/2014 - 12/31/2014	10.09	9,120	92,023	3.93%	1.25%	(0.28%)
JPMorgan Insurance Trust Global Allocation Class 2 (4)
11/03/2015 - 12/31/2015	$9.41	1,871	$17,598	See Note (5)	1.25%	(3.26%)
JPMorgan Insurance Trust Income Builder Class 2 (4)
10/23/2015 - 12/31/2015	$9.52	4,440	$42,279	See Note (5)	1.25%	(2.41%)
Lord Abbett Bond Debenture Class VC
2015	$10.66	54,914	$585,533	3.44%	1.25%	(2.75%)
2014	10.96	47,924	525,473	5.55%	1.25%	3.05%
02/07/2013 - 12/31/2013	10.64	27,643	294,123	8.81%	1.25%	5.50%

See Notes to Financial Statements	H-31	See explanation of references on page H-32

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
Lord Abbett International Core Equity Class VC
2015	$8.81	21,443	$188,894	1.94%	1.25%	(3.00%)
11/05/2014 - 12/31/2014	9.08	1,301	11,818	6.91%	1.25%	(3.30%)
Lord Abbett Total Return Class VC
2015	$9.98	13,782	$137,498	4.23%	1.25%	(1.89%)
08/13/2014 - 12/31/2014	10.17	17,786	180,853	8.91%	1.25%	0.48%
MFS Total Return Series - Service Class
2015	$12.83	37,530	$481,388	2.47%	1.25%	(1.81%)
2014	13.06	48,253	630,370	1.61%	1.25%	6.89%
2013	12.22	43,969	537,363	1.40%	1.25%	17.26%
2012	10.42	15,837	165,056	3.50%	1.25%	9.55%
05/09/2011 - 12/31/2011	9.51	3,620	34,443	3.66%	1.25%	(4.45%)
MFS Utilities Series - Service Class
2015	$10.91	25,635	$279,665	3.38%	1.25%	(15.82%)
2014	12.96	115,152	1,492,289	2.20%	1.25%	11.07%
02/04/2013 - 12/31/2013	11.67	1,907	22,255	3.66%	1.25%	14.95%
PIMCO All Asset All Authority - Advisor Class
2015	$8.08	8,852	$71,492	2.41%	1.25%	(13.49%)
05/15/2014 - 12/31/2014	9.34	20,647	192,759	8.38%	1.25%	(7.70%)
PIMCO CommodityRealReturn Strategy - Advisor Class
2015	$4.96	2,461	$12,198	2.41%	1.25%	(26.59%)
2014	6.75	1,018	6,874	0.27%	1.25%	(19.63%)
02/05/2013 - 12/31/2013	8.40	616	5,171	0.44%	1.25%	(18.17%)
Van Eck VIP Global Hard Assets Class S
2015	$5.55	7,820	$43,431	0.03%	1.25%	(34.45%)
2014	8.47	10,555	89,440	0.00%	1.25%	(20.35%)
01/22/2013 - 12/31/2013	10.64	14,766	157,090	0.02%	1.25%	4.16%
(1)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios/funds, divided by the average daily net assets (See Note 3 in Notes to Financial Statements for information on dividends and distributions). These ratios are before the deduction of mortality and expense risk (“M&E”) fees that are assessed against contract owner accounts. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios/funds in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized.
(2)	The expense ratios represent annualized contract fees and expenses of the Separate Account for each period indicated. These ratios include only those expenses that result in a direct reduction of unit values. Excluded are expenses of the underlying portfolios/funds in which the variable accounts invest and charges made directly to contract owner accounts through the redemption of units (See Note 4 in Notes to Financial Statements). The expense ratios for periods of less than one full year are annualized.
(3)	Total returns reflect changes in unit values of the underlying portfolios/funds and deductions for M&E fees assessed through the daily AUV calculation. These fees are assessed at an annual rate of 1.25% of the average daily net assets of each variable account as discussed in Note 4 in Notes to Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.
(4)	Operations commenced during 2015 (see Note 1 in Notes to Financial Statements).
(5)	Subsequent to commencement of operations, the American Funds IS Asset Allocation Fund Class 4, American Funds IS Global Growth Fund Class 4, American Funds IS International Growth and Income Fund Class 4, American Funds IS New World Fund Class 4, JPMorgan Insurance Trust Global Allocation Class 2, and JPMorgan Insurance Trust Income Builder Class 2 Variable Accounts received their annual distributions. The annualized investment income ratios were 8.97%, 9.01%, 29.26%, 7.57%, 8.69%, and 15.33%, respectively. Prior to annualization, the ratios were 1.47%, 1.06%, 3.45%, 1.20%, 1.38%, and 2.81%, respectively.
(6)	Operations commenced operations during 2015 and all units were fully redeemed or transferred prior to December 31, 2015 (See Note 1 in Notes to Financial Statements). The AUV is as of the period ended as indicated. The investment income ratio and total return were calculated for the period indicated and the total return is not annualized for the period less than one full year.
(7)	Operations commenced during 2014 and all units were fully redeemed or transferred prior to December 31, 2014. Operations resumed during 2015 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements	H-32

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

The Pacific Select Variable Annuity Separate Account (the “Separate Account”) of Pacific Life Insurance Company (“Pacific Life”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2015 is comprised of one hundred and four subaccounts (“Variable Accounts”). The Variable Accounts with no units outstanding during the reporting period are not presented in this annual report. The assets in each of the Variable Accounts invest in the corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund (See Note 4), AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series, BlackRock Variable Series Funds, Inc., Fidelity Variable Insurance Products Funds, First Trust Variable Insurance Trust, Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., Ivy Funds Variable Insurance Portfolios, Janus Aspen Series, JPMorgan Insurance Trust, Lord Abbett Series Fund, Inc., MFS Variable Insurance Trust, PIMCO Variable Insurance Trust, and Van Eck VIP Trust (collectively, the “Funds”).

Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections A through F of this brochure or provided separately and should be read in conjunction with the Separate Account’s financial statements.

The Fidelity VIP Government Money Market Service Class Variable Account and Portfolio were formerly named Fidelity VIP Money Market Service Class Variable Account and Portfolio, respectively.

The following fifteen Variable Accounts commenced or resumed operations during the 2015:

	Commenced or		Commenced or
Variable Accounts	Resumed Operations on	Variable Accounts	Resumed Operations on
Absolute Return	August 25, 2015	American Funds IS Managed Risk Asset Allocation Fund Class P2	April 22, 2015
Equity Long/Short	June 10, 2015
Invesco V.I. Global Real Estate Series II	July 24, 2015	BlackRock iShares Dynamic Allocation V.I. Class I	January 26, 2015
American Funds IS Asset Allocation Fund Class 4	October 30, 2015	BlackRock iShares Dynamic Fixed Income V.I. Class I	July 14, 2015
American Funds IS Global Growth and Income Fund Class 4	November 2, 2015	Franklin Income VIP Class 2	November 2, 2015
American Funds IS Global Small Capitalization Fund Class 4	November 3, 2015	Ivy Funds VIP Energy	May 1, 2015
American Funds IS Growth Fund Class 4	October 30, 2015	JPMorgan Insurance Trust Global Allocation Class 2	November 3, 2015
American Funds IS Growth-Income Fund Class 4	October 30, 2015	JPMorgan Insurance Trust Income Builder Class 2	October 23, 2015

The units in the American Funds IS Global Growth and Income Fund Class 4 and Franklin Income VIP Class 2 Variable Accounts were fully redeemed or transferred prior to December 31, 2015.

On April 30, 2014, the net assets of the Pacific Select Fund’s Cash Management Portfolio Class I, the underlying Portfolio for the Cash Management Variable Account, were transferred to the Fidelity VIP Government Money Market Portfolio Service Class, the underlying Portfolio for the Fidelity VIP Government Money Market Service Class Variable Account through a liquidation and plan of substitution (the “2014 Substitution”). In connection with the 2014 Substitution, any units that remained in the Cash Management Variable Account after the close of business on April 30, 2014 were transferred to the Fidelity VIP Government Money Market Service Class Variable Account. Such transfers were based on the applicable Variable Account accumulation unit values and the relative net asset values of the Fidelity VIP Government Money Market Portfolio and Cash Management Portfolio, as of the close of business on April 30, 2014. The Cash Management Variable Account is not included in this annual report.

On March 6, 2015, the net assets of the PIMCO Global Multi-Asset Managed Allocation Portfolio - Advisor Class, the underlying Portfolio for the PIMCO Global Multi-Asset Managed Allocation - Advisor Class Variable Account, were transferred to the Janus Aspen Series Balanced Portfolio Service Shares, the underlying Portfolio for the Janus Aspen Series Balanced Service Shares Variable Account through a substitution (the “March 6, 2015 Substitution”). In connection with the March 6, 2015 Substitution, any units that remained in the PIMCO Global Multi-Asset Managed Allocation - Advisor Class Variable Account after the close of business on March 6, 2015 were transferred to the Janus Aspen Series Balanced Service Shares Variable Account. Such transfers were based on the applicable Variable Account accumulation unit values and the relative net asset values of the Janus Aspen Series Balanced Portfolio and PIMCO Global Multi-Asset Managed Allocation Portfolio, as of the close of business on March 6, 2015. The PIMCO Global Multi-Asset Managed Allocation - Advisor Class Variable Account is not included in this annual report.

On October 30, 2015, the net assets of Pacific Select Fund’s American Funds Asset Allocation Portfolio Class I, American Funds Growth Portfolio Class I, and American Funds Growth-Income Portfolio Class I (collectively, the “Liquidated Portfolios”), the underlying Portfolios for the American Funds Asset Allocation, American Funds Growth, and American Funds Growth-Income Variable Accounts (collectively, the “Liquidated Variable Accounts”), respectively, were transferred to the American Funds IS Asset Allocation Fund Class 4, American Funds IS Growth Fund Class 4, and American Funds IS Growth-Income Fund Class 4 (collectively, the “Substituted Portfolios”), the underlying Portfolios for the American Funds IS Asset Allocation Fund Class 4, American Funds IS Growth Fund Class 4, and American Funds IS Growth-Income Fund Class 4 Variable Accounts (collectively, the “Substituted Variable Accounts”), respectively, through a liquidation and plan of substitution (the “October 30, 2015 Substitutions”). In connection with the October 30, 2015 Substitutions, any units that remained in each of the Liquidated Variable Accounts after the close of business on October 30, 2015 were transferred to the respective Substituted Variable Accounts. Such transfers were based on the applicable Variable Accounts’ accumulation unit values and the relative net asset values of the respective Substituted Portfolios and Liquidated Portfolios, as of the close of business on October 30, 2015. The Liquidated Variable Accounts are not included in this annual report.

On October 30, 2015, the Precious Metals Variable Account was liquidated. Because the Variable Account was liquidated prior to December 31, 2015, no other information for the Variable Account is presented in this annual report.

I-1

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuity contracts, are obligations of Pacific Life.

The Separate Account funds individual flexible premium variable accumulation deferred annuity contracts (the “Contracts”). The investments of the Separate Account are carried at fair value.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Separate Account qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to Investment Companies Topic of U.S. GAAP.

A. Valuation of Investments

Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

B. Security Transactions and Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividends and capital gains distributions, if any, from mutual fund investments are recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the Contracts.

3. DIVIDENDS AND DISTRIBUTIONS FROM MUTUAL FUND INVESTMENTS

All dividends and capital gains distributions, if any, received from the Portfolios are reinvested in additional full and fractional shares of the related Portfolios and are recorded by the Variable Accounts on the ex-dividend date.

Each of the Portfolios in the Pacific Select Fund is treated as a partnership for Federal income tax purposes only (the “Partnership Portfolios”). The Partnership Portfolios are not required to distribute taxable income and capital gains for Federal income tax purposes. Therefore, no dividends and capital gains distributions were received from any Portfolios in the Pacific Select Fund nor were they recorded by the applicable Variable Accounts in the Statements of Operations for the year or period ended December 31, 2015.

4. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

Pacific Life deducts from the Separate Account daily charges for mortality and expense risks Pacific Life assumes at an annual rate of 1.25% of the average daily net assets of each Variable Account. The mortality risk assumed by Pacific Life is the risk that the annuitant will live longer than predicted and will receive more annuity payments than anticipated. Pacific Life also assumes mortality risk in connection with any death benefit paid under the Contracts. The expense risk assumed is where expenses incurred in administering the Contracts and the Separate Account will exceed the amounts realized from fees and charges assessed against the Contracts.

Under the Contracts, Pacific Life makes certain deductions from the net assets of each Variable Account through a redemption of units for maintenance fees, any other optional benefit riders, any state premium taxes, and any withdrawal and surrender charges, and are shown as a decrease in net assets derived from Contract owner transactions in the accompanying Statements of Changes in Net Assets. For some Contracts, a surrender charge is imposed if the Contract is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual Contract. Most Contracts offer optional benefits that can be added to the Contract by rider. The charges for riders can range depending on the individual Contract. These fees and charges are assessed directly to each Contract owner account through redemption of units. Withdrawal and surrender charges are included in contract benefits and terminations; and maintenance fees, any other optional benefit riders and state premium taxes are included in contract charges and deductions in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by Pacific Life and are not reflected in the accompanying financial statements.

In addition to charges and expenses described above, the Variable Accounts also indirectly bear a portion of the operating expenses of the applicable Portfolios in which they invest.

The assets of certain Variable Accounts invest in Class I shares of the corresponding Portfolios of the Pacific Select Fund (“PSF”). Each Portfolio of PSF pays an advisory fee to Pacific Life Fund Advisors, LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF’s Investment Advisory Agreement and pays a class-specific service fee to Pacific Select Distributors, LLC (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF’s Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF’s Agreement for Support Services for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and service fee rates are disclosed in Note 6 in Notes to Financial Statements of PSF, which are included in Section D of this brochure. For the year ended December 31, 2015, PLFA received net advisory fees from the corresponding Portfolios of PSF at effective annual rates ranging from 0.05% to 1.00%, which are based on an annual percentage of average daily net assets of the Portfolios, and PSD received a service fee of 0.20% on Class I shares only, which is based on an annual percentage of average daily net assets of the Portfolios.

I-2

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

5. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of the Contracts funded by interests in the Separate Account, without remuneration from the Separate Account.

6. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year or period ended December 31, 2015, were as follows:

Variable Accounts	Purchases	Sales
Diversified Bond	$1,408,707	$1,222,939
Floating Rate Income	471,892	79,542
Floating Rate Loan	676,039	1,233,931
High Yield Bond	2,610,612	6,301,807
Inflation Managed	216,358	3,512,844
Inflation Strategy	87,193	138,408
Managed Bond	2,370,616	9,570,061
Short Duration Bond	1,146,734	1,466,517
Emerging Markets Debt	147,778	235,594
Comstock	239,490	1,168,746
Dividend Growth	440,699	1,582,916
Equity Index	4,496,572	13,421,906
Focused Growth	2,387,283	1,062,398
Growth	1,721,624	7,641,518
Large-Cap Growth	2,322,784	1,343,339
Large-Cap Value	550,307	2,752,474
Long/Short Large-Cap	345,331	1,659,609
Main Street Core	445,654	10,472,049
Mid-Cap Equity	2,346,275	3,979,749
Mid-Cap Growth	3,006,736	3,697,315
Mid-Cap Value	546,420	929,082
Small-Cap Equity	821,552	1,109,611
Small-Cap Growth	1,994,909	2,341,464
Small-Cap Index	2,000,682	3,421,215
Small-Cap Value	525,743	1,503,073
Value Advantage	187,765	1,531,942
Emerging Markets	452,207	1,827,386
International Large-Cap	1,184,898	2,310,398
International Small-Cap	524,119	491,173
International Value	528,432	2,966,033
Health Sciences	2,511,142	5,917,293
Real Estate	1,904,659	4,530,642
Technology	499,949	468,694
Absolute Return (1)	10,665	51
Currency Strategies	-	3,403
Equity Long/Short (1)	239,479	11,621
Global Absolute Return	58,907	56,818
Pacific Dynamix - Conservative Growth	895,872	327,065
Pacific Dynamix - Moderate Growth	1,335,060	1,314,788
Pacific Dynamix - Growth	495,017	553,779
Portfolio Optimization Conservative	1,896,445	7,919,225
Portfolio Optimization Moderate-Conservative	997,822	8,548,215
Portfolio Optimization Moderate	3,449,801	24,653,821
Portfolio Optimization Growth	2,979,326	16,222,712
Portfolio Optimization Aggressive-Growth	1,643,450	3,640,645
Invesco V.I. Balanced-Risk Allocation Series II	533,619	741,794
Invesco V.I. Equity and Income Series II	179,906	9,871
Invesco V.I. Global Real Estate Series II (1)	44,018	17,586
American Century VP Mid Cap Value Class II	495,456	1,852,978
American Funds IS Asset Allocation Fund Class 4 (1)	11,715,279	149,179
American Funds IS Capital Income Builder Class 4	57,926	471

Variable Accounts	Purchases	Sales
American Funds IS Global Growth Fund Class 4	$1,598,948	$147,192
American Funds IS Global Growth and Income Fund Class 4 (2)	192	190
American Funds IS Global Small Capitalization Fund Class 4 (1)	7,279	330
American Funds IS Growth Fund Class 4 (1)	7,283,214	175,324
American Funds IS Growth-Income Fund Class 4 (1)	8,276,583	260,027
American Funds IS International Fund Class 4	1,587,063	1,389,405
American Funds IS International Growth and Income Fund Class 4	259,127	163,834
American Funds IS Managed Risk Asset Allocation Fund Class P2 (1)	19,413	19,413
American Funds IS New World Fund Class 4	223,688	44,296
American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4	1,220,329	600,526
BlackRock Global Allocation V.I. Class III	2,378,935	3,702,922
BlackRock iShares Alterative Strategies V.I. Class I	55,986	2,281
BlackRock iShares Dynamic Allocation V.I. Class I (1)	4,704	223
BlackRock iShares Dynamic Fixed Income V.I. Class I (1)	85,931	2,955
Fidelity VIP Contrafund Service Class 2	2,431,014	1,145,833
Fidelity VIP FundsManager 60% Service Class 2	171,922	15,408
Fidelity VIP Government Money Market Service Class	13,455,049	13,283,108
Fidelity VIP Strategic Income Service Class 2	369,435	104,143
First Trust/Dow Jones Dividend & Income Allocation Class I	126,822	67,662
Franklin Founding Funds Allocation VIP Class 4	243,026	695,336
Franklin Income VIP Class 2 (2)	9,085	8,926
Franklin Mutual Global Discovery VIP Class 2	491,026	383,024
Franklin Rising Dividends VIP Class 2	469,261	471,799
Templeton Global Bond VIP Class 2	207,419	360,337
GE Investments Total Return Class 3	246,276	578,874
Ivy Funds VIP Asset Strategy	30,572	37,115
Ivy Funds VIP Energy (1)	98,975	361
Janus Aspen Series Balanced Service Shares	1,330,968	1,617,281
Janus Aspen Series Flexible Bond Service Shares	150,888	105,883
JPMorgan Insurance Trust Global Allocation Class 2 (1)	18,531	37
JPMorgan Insurance Trust Income Builder Class 2 (1)	44,746	389
Lord Abbett Bond Debenture Class VC	845,771	744,440
Lord Abbett International Core Equity Class VC	210,253	14,443
Lord Abbett Total Return Class VC	163,952	202,879
MFS Total Return Series - Service Class	89,538	196,110
MFS Utilities Series - Service Class	214,707	1,310,584
PIMCO All Asset All Authority - Advisor Class	71,415	174,317
PIMCO CommodityRealReturn Strategy - Advisor Class	17,163	7,533
Van Eck VIP Global Hard Assets Class S	273,053	288,315

(1) Operations commenced during 2015.

(2) Operations commenced during 2015 and all units were fully redeemed or transferred prior to December 31, 2015.

I-3

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

7. FAIR VALUE MEASUREMENTS

The Separate Account characterizes its holdings in Variable Accounts as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1	–	Quoted prices (unadjusted) in active markets for identical holdings
Level 2	–	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
Level 3	–	Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts’ holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2015, the Variable Accounts’ holdings as presented in the Schedule of Investments in Section G of this brochure were all categorized as Level 1 under the three-tier hierarchy of inputs.

8. CHANGE IN UNITS OUTSTANDING

The changes in units outstanding for the year or period ended December 31, 2015 and 2014 were as follows:

	2015			2014
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Diversified Bond	112,549	(96,598)	15,951	221,539	(221,081)	458
Floating Rate Income	46,808	(7,060)	39,748	35,740	(12,624)	23,116
Floating Rate Loan	69,390	(123,411)	(54,021)	36,372	(95,035)	(58,663)
High Yield Bond	74,347	(152,264)	(77,917)	51,621	(162,879)	(111,258)
Inflation Managed	15,716	(98,945)	(83,229)	65,961	(149,999)	(84,038)
Inflation Strategy	8,752	(13,468)	(4,716)	5,789	(3,193)	2,596
Managed Bond	96,043	(253,764)	(157,721)	108,567	(282,008)	(173,441)
Short Duration Bond	113,193	(137,909)	(24,716)	49,678	(124,191)	(74,513)
Emerging Markets Debt	15,326	(24,270)	(8,944)	16,795	(15,322)	1,473
Comstock	19,946	(72,935)	(52,989)	68,886	(246,258)	(177,372)
Dividend Growth	35,026	(91,204)	(56,178)	58,239	(116,862)	(58,623)
Equity Index	91,679	(225,081)	(133,402)	101,826	(183,912)	(82,086)
Focused Growth	127,948	(58,391)	69,557	28,711	(78,149)	(49,438)
Growth	40,309	(127,110)	(86,801)	20,593	(173,036)	(152,443)
Large-Cap Growth	217,826	(132,609)	85,217	117,607	(154,450)	(36,843)
Large-Cap Value	47,345	(136,994)	(89,649)	69,333	(216,094)	(146,761)
Long/Short Large-Cap	25,559	(107,876)	(82,317)	100,225	(30,907)	69,318
Main Street Core	17,999	(189,114)	(171,115)	44,858	(206,586)	(161,728)
Mid-Cap Equity	80,937	(125,224)	(44,287)	64,414	(166,531)	(102,117)
Mid-Cap Growth	227,232	(278,725)	(51,493)	79,153	(169,465)	(90,312)
Mid-Cap Value	25,586	(41,315)	(15,729)	64,086	(148,123)	(84,037)
Small-Cap Equity	36,896	(49,101)	(12,205)	19,250	(42,630)	(23,380)
Small-Cap Growth	118,245	(141,094)	(22,849)	74,497	(173,098)	(98,601)
Small-Cap Index	78,861	(130,008)	(51,147)	45,228	(192,566)	(147,338)
Small-Cap Value	19,643	(45,833)	(26,190)	17,682	(49,469)	(31,787)
Value Advantage	14,801	(116,249)	(101,448)	167,127	(70,335)	96,792
Emerging Markets	35,877	(75,788)	(39,911)	149,252	(194,654)	(45,402)
International Large-Cap	116,631	(198,217)	(81,586)	80,915	(198,370)	(117,455)
International Small-Cap	51,991	(47,617)	4,374	135,648	(147,095)	(11,447)
International Value	84,094	(201,600)	(117,506)	91,352	(256,306)	(164,954)
Health Sciences	76,109	(162,855)	(86,746)	122,709	(145,798)	(23,089)
Real Estate	46,025	(94,131)	(48,106)	102,670	(71,898)	30,772
Technology	65,365	(59,204)	6,161	86,698	(96,020)	(9,322)
Absolute Return (1)	1,097	(1)	1,096
Currency Strategies	-	(284)	(284)	-	(662)	(662)
Equity Long/Short (1)	21,940	(957)	20,983
Global Absolute Return	5,623	(5,340)	283	4,135	(5,811)	(1,676)
Pacific Dynamix - Conservative Growth	58,589	(20,381)	38,208	26,186	(4,009)	22,177
Pacific Dynamix - Moderate Growth	78,264	(74,666)	3,598	37,087	(30,484)	6,603
Pacific Dynamix - Growth	27,917	(29,133)	(1,216)	16,365	(7,224)	9,141
Portfolio Optimization Conservative	207,537	(702,006)	(494,469)	93,887	(599,437)	(505,550)
Portfolio Optimization Moderate-Conservative	111,935	(704,157)	(592,222)	183,366	(930,177)	(746,811)
Portfolio Optimization Moderate	494,612	(2,081,116)	(1,586,504)	660,426	(1,835,776)	(1,175,350)
Portfolio Optimization Growth	340,336	(1,299,994)	(959,658)	304,271	(1,210,354)	(906,083)
Portfolio Optimization Aggressive-Growth	155,270	(269,919)	(114,649)	125,769	(455,952)	(330,183)
Invesco V.I. Balanced-Risk Allocation Series II	20,573	(44,903)	(24,330)	18,988	(113,407)	(94,419)
Invesco V.I. Equity and Income Series II (2)	15,583	(829)	14,754	5,501	(4)	5,497
Invesco V.I. Global Real Estate Series II (1)	5,057	(2,327)	2,730

I-4

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

	2015			2014
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
American Century VP Mid Cap Value Class II	26,520	(127,129)	(100,609)	145,062	(14,523)	130,539
American Funds IS Asset Allocation Fund Class 4 (1)	1,157,225	(14,907)	1,142,318
American Funds IS Capital Income Builder Class 4 (2)	5,734	(10)	5,724	496	-	496
American Funds IS Global Growth Fund Class 4	136,884	(13,417)	123,467	4,909	(1,160)	3,749
American Funds IS Global Growth and Income Fund Class 4 (3)	19	(19)	-
American Funds IS Global Small Capitalization Fund Class 4 (1)	712	(32)	680
American Funds IS Growth Fund Class 4 (1)	732,480	(25,176)	707,304
American Funds IS Growth-Income Fund Class 4 (1)	818,405	(25,247)	793,158
American Funds IS International Fund Class 4 (2)	153,087	(140,342)	12,745	1,179	(1)	1,178
American Funds IS International Growth and Income Fund Class 4	24,981	(16,333)	8,648	37,485	(2,987)	34,498
American Funds IS Managed Risk Asset Allocation Fund Class P2 (4)	1,824	(1,813)	11	3,161	(3,161)	-
American Funds IS New World Fund Class 4	22,888	(4,409)	18,479	18,150	(7,768)	10,382
American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4	120,497	(61,249)	59,248	105,154	(71,059)	34,095
BlackRock Global Allocation V.I. Class III	135,803	(320,471)	(184,668)	74,006	(179,140)	(105,134)
BlackRock iShares Alternative Strategies V.I. Class I (2)	5,238	(170)	5,068	2,097	(1)	2,096
BlackRock iShares Dynamic Allocation V.I. Class I (1)	457	(17)	440
BlackRock iShares Dynamic Fixed Income V.I. Class I (1)	8,503	(256)	8,247
Fidelity VIP Contrafund Service Class 2	164,017	(84,823)	79,194	115,810	(128,924)	(13,114)
Fidelity VIP FundsManager 60% Service Class 2	12,435	(986)	11,449	6,193	(2,666)	3,527
Fidelity VIP Government Money Market Service Class (2)	1,467,691	(1,435,455)	32,236	1,663,208	(484,653)	1,178,555
Fidelity VIP Strategic Income Service Class 2 (2)	34,959	(10,007)	24,952	26,501	(19,210)	7,291
First Trust/Dow Jones Dividend & Income Allocation Class I	9,506	(5,231)	4,275	4,623	(154)	4,469
Franklin Founding Funds Allocation VIP Class 4	21,842	(60,470)	(38,628)	149,926	(138,267)	11,659
Franklin Income VIP Class 2 (3)	965	(965)	-
Franklin Mutual Global Discovery VIP Class 2	33,254	(30,031)	3,223	90,658	(77,837)	12,821
Franklin Rising Dividends VIP Class 2	27,397	(35,696)	(8,299)	115,253	(106,288)	8,965
Templeton Global Bond VIP Class 2	14,613	(36,104)	(21,491)	52,482	(27,112)	25,370
GE Investments Total Return Class 3	14,018	(35,615)	(21,597)	20,521	(10,952)	9,569
Ivy Funds VIP Asset Strategy (2)	2,150	(3,968)	(1,818)	7,221	(3,256)	3,965
Ivy Funds VIP Energy (1)	12,380	(4)	12,376
Janus Aspen Series Balanced Service Shares	100,688	(131,804)	(31,116)	73,455	(33,487)	39,968
Janus Aspen Series Flexible Bond Service Shares (2)	14,925	(10,410)	4,515	9,124	(4)	9,120
JPMorgan Insurance Trust Global Allocation Class 2 (1)	1,871	-	1,871
JPMorgan Insurance Trust Income Builder Class 2 (1)	4,472	(32)	4,440
Lord Abbett Bond Debenture Class VC	73,684	(66,694)	6,990	31,940	(11,659)	20,281
Lord Abbett International Core Equity Class VC (2)	21,483	(1,341)	20,142	1,313	(12)	1,301
Lord Abbett Total Return Class VC (2)	15,829	(19,833)	(4,004)	28,567	(10,781)	17,786
MFS Total Return Series - Service Class	4,165	(14,888)	(10,723)	23,408	(19,124)	4,284
MFS Utilities Series - Service Class	14,111	(103,628)	(89,517)	174,063	(60,818)	113,245
PIMCO All Asset All Authority - Advisor Class (2)	7,572	(19,367)	(11,795)	20,691	(44)	20,647
PIMCO CommodityRealReturn Strategy - Advisor Class	2,607	(1,164)	1,443	783	(381)	402
Van Eck VIP Global Hard Assets Class S	33,230	(35,965)	(2,735)	12,358	(16,569)	(4,211)

(1)	Operations commenced during 2015.
(2)	Operations commenced during 2014 (See Financial Highlights for commencement date of operations).
(3)	Operations commenced during 2015 and all units were fully redeemed or transferred prior to December 31, 2015.
(4)	Operations commenced during 2014 and all units were fully redeemed or transferred prior to December 31, 2014. Operations resumed during 2015 (See Financial Highlights for commencement or resumption dates of operations).

I-5

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors

Pacific Life Insurance Company:

We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of Pacific Select Variable Annuity Separate Account of Pacific Life Insurance Company (the “Separate Account”) comprised of Diversified Bond, Floating Rate Income, Floating Rate Loan, High Yield Bond, Inflation Managed, Inflation Strategy, Managed Bond, Short Duration Bond, Emerging Markets Debt, Comstock, Dividend Growth, Equity Index, Focused Growth, Growth, Large-Cap Growth, Large-Cap Value, Long/Short Large-Cap, Main Street® Core, Mid-Cap Equity, Mid-Cap Growth, Mid-Cap Value, Small-Cap Equity, Small-Cap Growth, Small-Cap Index, Small-Cap Value, Value Advantage, Emerging Markets, International Large-Cap, International Small-Cap, International Value, Health Sciences, Real Estate, Technology, Absolute Return, Currency Strategies, Equity Long-Short, Global Absolute Return, Pacific Dynamix - Conservative Growth, Pacific Dynamix - Moderate Growth, Pacific Dynamix - Growth, Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, Portfolio Optimization Aggressive-Growth, Invesco V.I. Balanced-Risk Allocation Series II, Invesco V.I. Equity and Income Series II, Invesco V.I. Global Real Estate Series II, American Century VP Mid Cap Value Class II, American Funds IS Asset Allocation FundSM Class 4, American Funds IS Capital Income Builder® Class 4, American Funds IS Global Growth FundSM Class 4, American Funds IS Global Growth and Income FundSM Class 4, American Funds IS Small Capitalization FundSM Class 4, American Funds IS Growth FundSM Class 4, American Funds IS Growth-Income FundSM Class 4, American Funds IS International FundSM Class 4, American Funds IS International Growth and Income FundSM Class 4, American Funds IS Managed Risk Asset Allocation FundSM Class P2, American Funds IS New World Fund® Class 4, American Funds IS U.S. Government/AAA-Rated Securities FundSM Class 4, BlackRock® Global Allocation V.I. Class III, BlackRock iShares® Alternative Strategies V.I. Class I, BlackRock iShares Dynamic Allocation V.I. Class I, BlackRock iShares Dynamic Fixed Income V.I. Class I, Fidelity® VIP Contrafund® Service Class 2, Fidelity VIP FundsManager® 60% Service Class 2, Fidelity VIP Government Money Market Service Class (formerly named Fidelity VIP Money Market Service Class), Fidelity VIP Strategic Income Service Class 2, First Trust/Dow Jones Dividend & Income Allocation Class I, Franklin Founding Funds Allocation VIP Class 4, Franklin Income VIP Class 2, Franklin Mutual Global Discovery VIP Class 2, Franklin Rising Dividends VIP Class 2, Templeton Global Bond VIP Class 2, GE Investments Total Return Class 3, Ivy Funds VIP Asset Strategy, Ivy Funds VIP Energy, Janus Aspen Series Balanced Service Shares, Janus Aspen Series Flexible Bond Service Shares, JPMorgan Insurance Trust Global Allocation Class 2, JPMorgan Insurance Trust Income Builder Class 2, Lord Abbett Bond Debenture Class VC, Lord Abbett International Core Equity Class VC, Lord Abbett Total Return Class VC, MFS® Total Return Series - Service Class, MFS Utilities Series - Service Class, PIMCO All Asset All Authority - Advisor Class, PIMCO CommodityRealReturn® Strategy - Advisor Class, and Van Eck VIP Global Hard Assets Class S Variable Accounts (collectively, the “Variable Accounts”) as of December 31, 2015, the related statements of operations for the year or period then ended, and the statements of changes in net assets and financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of mutual fund investments owned as of December 31, 2015 by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Select Variable Annuity Separate Account of Pacific Life Insurance Company as of December 31, 2015, the results of their operations for the year or period then ended, and the changes in their net assets and financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Costa Mesa, California

February 26, 2016

J-1

Pacific Life Insurance Company

Mailing Address:

P.O. Box 2378

Omaha, Nebraska 68103-2378

Annual Reports as of December 31, 2015 for:

• Pacific Select Fund

• Pacific Select Variable Annuity Separate Account of Pacific Life Insurance Company

Form No.	302-16A